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                                              Expires: Nov. 30, 2005

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-9078

                           The Penn Street Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       83 General Warren Blvd., Suite 200
                                Malvern, Pa 19355
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           The Penn Street Fund, Inc.
                       Mr. George Chamberlain, Secretary
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-207-5175

Date of fiscal year end:  10/31/2005

Date of reporting period:  4/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SEMI-ANNUAL REPORT TO SHAREHOLDERS


                               [LOGO] THE
                                      PENN STREET
                                              FUNDS

                                  [GRAPHIC]

                              SEMI-ANNUAL REPORT

                             Dated April 30, 2005


                  o McGlinn Balanced Portfolio
                  o Penn Street Sector Rotational Portfolio
                  o Baldwin Large Cap Growth Portfolio
                  o Cumberland Taxable Income Portfolio
                  o Berkshire Advisors Select Equity Portfolio

Dear Shareholder,

      The past 6 months have presented us with much volatility in the U.S. equity markets. After a strong ending to calendar year 2004, the stock markets have stumbled. 2005 started with all three major indexes (the Dow Jones Industrial Average, the S&P 500 Index and the Nasdaq Composite) suffering through three consecutive weeks of negative returns. This had not occurred since 1982. The market recovered in February and early March only to retreat again in late March and thru April 2005.

      With the 2004 Presidential election behind us, oil prices falling, a benign interest rate and inflation environment, and a strong earnings season for our corporations, November and December appeared to have strong economic conditions. The optimism bid up the equity markets, which retrospectively we see was at the expense of the returns of the first four months of 2005.

      The fear of rising oil prices accompanied by the concern of rising interest rates and inflation, have set the table for uncertain economic times. Both the equity markets and the fixed income markets have not done well during this time of uncertainty. As anybody who has filled up at the gas station can attest, rising oil prices have had an effect on the consumer's wallet. Higher oil prices also cause a problem for the economy as a whole. An analysis conducted by Merrill Lynch has determined that for every $10 per barrel increase in the price of oil causes a 0.25% decline in gross domestic product (GDP) growth for each of the next two years and increases inflation rates by about 0.50%. Stabilization in the price of oil will certainly go along way in adding to continued growth in the U.S. equity markets.

      Until the questions of inflation and higher interest rates are settled we believe that the U.S. equity and fixed-income markets will remain under pressure. However, when these issues are determined we may see a bounce in both markets.

      As always, we continue to remind investors to establish their comprehensive financial plan with a keen eye on risk tolerance. Chasing returns in the markets often is a futile effort. Once your investment goals are established and your plan is set, take steps towards implementation. To reduce risk in your portfolio it is wise to employ a strategy of asset allocation at the class (Stocks, Bonds, Cash) level and at the sub-class (large, mid/small - growth, value) level.

      We thank you for the faith that you have shown in The Penn Street Fund. We take our responsibility seriously and will continue to earn your trust.

                                        Sincerely,


                                        /s/ G. Michael Mara

                                        Michael Mara
                                        President

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with such requirement.


McGLINN BALANCED PORTFOLIO                                        April 30, 2005
--------------------------------------------------------------------------------

                                Top Ten Holdings
                                (% of Net Assets)

United States Treasury Note, 1.25%, 05/31/2005                             2.50%
Transocean, Inc.                                                           2.32%
General Electric Co.                                                       2.17%
Merrill Lynch & Co., Inc.                                                  2.16%
United States Treasury Note, 3.875%, 02/15/2013                            1.97%
Comcast Corp.                                                              1.92%
Emerson Electric Co.                                                       1.88%
Citigroup, Inc.                                                            1.88%
Lockheed Martin Corp.                                                      1.83%
Alltel Corp.                                                               1.71%
                                                                         ------
                                                                          20.34%
                                                                         ======

                                Asset Allocation
                                (% of Net Assets)

Financial                                                                 20.94%
Communications                                                            15.48%
Industrial                                                                10.14%
Government                                                                10.03%
Technology                                                                 7.96%
Energy                                                                     7.66%
Consumer, Non-cyclical                                                     7.21%
Basic Materials                                                            6.25%
Utilities                                                                  2.62%
Consumer, Cyclical                                                         1.30%
Healthcare                                                                 1.14%
Short-term investments                                                     8.70%
Other Assets less Liabilities, Net                                         0.57%
                                                                         ------
                                                                         100.00%
                                                                         ======
--------------------------------------------------------------------------------


PENN STREET SECTOR ROTATIONAL PORTFOLIO                           April 30, 2005
--------------------------------------------------------------------------------

                                Top Ten Holdings
                                (% of Net Assets)

Standard and Poor's Depositary Receipts Trust                              2.81%
Chubb Corp.                                                                2.27%
Hershey Foods Corp.                                                        2.21%
Johnson & Johnson                                                          2.14%
Chevron Texaco Corp.                                                       1.98%
Nucor Corp.                                                                1.95%
Proctor & Gamble Co.                                                       1.88%
Golden West Financial Corp.                                                1.87%
Anadarko Petroleum Corp.                                                   1.86%
Apple Computer, Inc.                                                       1.83%
                                                                         ------
                                                                          20.80%
                                                                         ======

                                Asset Allocation
                                (% of Net Assets)

Financial                                                                 21.25%
Consumer, Cyclical                                                        13.87%
Industrial                                                                10.59%
Energy                                                                    10.51%
Consumer, Non-cyclical                                                     7.64%
Basic Materials                                                            7.36%
Healthcare                                                                 6.28%
Utilities                                                                  4.55%
Technology                                                                 4.48%
Communications                                                             2.81%
Short-term investments                                                    13.31%
Other Assets less Liabilities, Net                                        -2.65%
                                                                         ------
                                                                         100.00%
                                                                         ======
--------------------------------------------------------------------------------

BALDWIN LARGE CAP GROWTH PORTFOLIO                                April 30, 2005
--------------------------------------------------------------------------------

                                Top Ten Holdings
                                (% of Net Assets)

Whole Foods Market, Inc.                                                   3.10%
Dominion Resources, Inc.                                                   3.09%
PepsiCo, Inc.                                                              3.06%
Constellation Brands, Inc.                                                 3.05%
Procter & Gamble Co.                                                       2.83%
Praxair, Inc.                                                              2.78%
Teva Pharmaceutical Industries Ltd.                                        2.73%
Honeywell International, Inc.                                              2.67%
Medtronic, Inc.                                                            2.60%
Pfizer, Inc.                                                               2.53%
                                                                         ------
                                                                          28.44%
                                                                         ======

                                Asset Allocation
                                (% of Net Assets)

Consumer, Non-cyclical                                                    20.36%
Industrial                                                                11.79%
Healthcare                                                                11.53%
Financial                                                                 10.86%
Miscellaneous                                                              7.84%
Technology                                                                 7.17%
Communications                                                             6.85%
Consumer, Cyclical                                                         5.66%
Energy                                                                     5.29%
Utilities                                                                  4.76%
Basic Materials                                                            2.78%
Short-term investments                                                     5.47%
Other Assets less Liabilities, Net                                        -0.36%
                                                                         ------
                                                                         100.00%
                                                                         ======
--------------------------------------------------------------------------------


CUMBERLAND TAXABLE INCOME PORTFOLIO                               April 30, 2005
--------------------------------------------------------------------------------

                                Top Ten Holdings
                                (% of Net Assets)

County Of San Diego                                                       15.96%
Broward County, 8.01%, 09/01/2017                                          6.79%
City of Wilkes Barre, 6.60%, 03/01/2014                                    6.70%
Texas State, 7.25%, 12/01/2027                                             6.66%
Pennsylvania Higher Education, 3.15%, 10/01/2042                           6.25%
GNMA, 5.50%, 06/20/2034                                                    6.08%
City of Allentown, 3.41%, 10/01/2029                                       6.02%
Countrywide Home Loans, 5.50%, 12/25/2034                                  5.36%
Atlanta & Fulton County, 7.00%, 12/01/2028                                 5.14%
City of Bridgeport, 4.95%, 09/15/2013                                      4.21%
                                                                         ------
                                                                          69.17%
                                                                         ======

                                Asset Allocation
                                (% of Net Assets)

Government                                                                89.52%
Corporate Bond                                                             3.34%
Short-term investments                                                     6.23%
Other Assets less Liabilities, Net                                         0.91
                                                                         ------
                                                                         100.00%
                                                                         ======
--------------------------------------------------------------------------------


BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO                        April 30, 2005
--------------------------------------------------------------------------------

                                Top Ten Holdings
                                (% of Net Assets)

General Electric Co.                                                       4.45%
Dow Chemical Co.                                                           4.03%
Pfizer, Inc.                                                               3.81%
Citigroup, Inc.                                                            3.71%
Phelps Dodge Corp.                                                         3.39%
Anadarko Petroleum Corp.                                                   3.20%
Altria Group, Inc.                                                         2.85%
ConocoPhillips                                                             2.76%
Intel Corp.                                                                2.68%
Parker Hannifin Corp.                                                      2.63%
                                                                         ------
                                                                          33.51%
                                                                         ======

                                Asset Allocation
                                (% of Net Assets)

Financial                                                                 24.05%
Industrial                                                                17.37%
Energy                                                                    10.84%
Consumer, Cyclical                                                        10.64%
Basic Materials                                                            9.61%
Healthcare                                                                 6.19%
Consumer, Non-cyclical                                                     5.59%
Technology                                                                 4.59%
Communications                                                             4.11%
Utilities                                                                  2.12%
Short-term investments                                                    11.15%
Other Assets less Liabilities, Net                                        -6.26%
                                                                         ------
                                                                         100.00%
                                                                         ======
--------------------------------------------------------------------------------

Expenses

As a shareholder of the Penn Street Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of November 1, 2004, through April 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

--------------------------------------------------------------------------------------------------
McGlinn Balanced Portfolio
                                                                                   Expenses Paid
                                                                                  During Period*
                                          Beginning              Ending          November 1, 2004
                                        Account Value        Account Value            Through
                                       November 1, 2004      April 30, 2005       April 30, 2005
                                      ------------------------------------------------------------
Actual - Class A                     $      1,000.00        $      1,007.50        $       8.71
Hypothetical - Class A
  (5% return before expenses)               1,000.00               1,016.25                8.75

Actual - Class C                     $      1,000.00        $      1,009.80        $      12.46
Hypothetical - Class C
  (5% return before expenses)               1,000.00               1,012.50               12.47
--------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio of 1.75% for Class A and 2.50% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.75% for Class A and 0.98% for Class C for the six-month period of November 1, 2004, to April 30, 2005.

--------------------------------------------------------------------------------------------------
Penn Street Sector Rotational Portfolio
                                                                                   Expenses Paid
                                                                                  During Period*
                                          Beginning              Ending          November 1, 2004
                                        Account Value        Account Value            Through
                                       November 1, 2004      April 30, 2005       April 30, 2005
                                      ------------------------------------------------------------
Actual - Class A                     $      1,000.00        $      1,064.50        $      8.96
Hypothetical - Class A
  (5% return before expenses)               1,000.00               1,016.25               8.75

Actual - Class C                     $      1,000.00        $      1,070.60        $     12.83
Hypothetical - Class C
  (5% return before expenses)               1,000.00               1,012.50              12.47
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.75% for Class A and 2.50% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 6.45% for Class A and 7.06% for Class C for the six-month period of November 1, 2004, to April 30, 2005.

--------------------------------------------------------------------------------------------------
Baldwin Large Cap Growth Portfolio
                                                                                   Expenses Paid
                                                                                  During Period*
                                          Beginning              Ending          November 1, 2004
                                        Account Value        Account Value            Through
                                       November 1, 2004      April 30, 2005       April 30, 2005
                                      ------------------------------------------------------------
Actual - Class A                     $      1,000.00        $      1,020.75        $      8.82
Hypothetical - Class A
  (5% return before expenses)               1,000.00               1,016.25               8.80
Actual - Class C                     $      1,000.00        $      1,014.50        $     12.49
Hypothetical - Class C
  5% return before expenses)                1,000.00               1,012.50              12.47
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.75% for Class A and 2.50% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.07% for Class A and 1.45% for Class C for the six-month period of November 1, 2004, to April 30, 2005.

--------------------------------------------------------------------------------------------------
Cumberland Taxable Income Portfolio
                                                                                   Expenses Paid
                                                                                  During Period*
                                          Beginning              Ending          November 1, 2004
                                        Account Value        Account Value            Through
                                       November 1, 2004      April 30, 2005       April 30, 2005
                                      ------------------------------------------------------------
Actual - Class A                     $      1,000.00        $      1,004.20        $      8.70
Hypothetical - Class A
  (5% return before expenses)               1,000.00               1,016.25               8.75

Actual - Class C                     $      1,000.00        $        999.00        $     12.39
Hypothetical - Class C
  (5% return before expenses)               1,000.00               1,012.50              12.47
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.75% for Class A and 2.50% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.42% for Class A and (0.10)% for Class C for the six-month period of November 1, 2004, to April 30, 2005.

--------------------------------------------------------------------------------------------------
Berkshire Advisors Select Portfolio
                                                                                   Expenses Paid
                                                                                  During Period*
                                          Beginning              Ending          November 1, 2004
                                        Account Value        Account Value            Through
                                       November 1, 2004      April 30, 2005       April 30, 2005
                                      ------------------------------------------------------------
Actual - Class A                     $      1,000.00        $      1,036.30        $     10.15
Hypothetical - Class A
  (5% return before expenses)               1,000.00               1,014.95              10.04

Actual - Class C                     $      1,000.00        $      1,032.20        $     13.86
Hypothetical - Class C
  (5% return before expenses)               1,000.00               1,011.25              13.71
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.00% for Class A and 2.75% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.63% for Class A and 3.22% for Class C for the six-month period of November 1, 2004, to April 30, 2005.

McGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                               Shares             Value
                                                            -----------        -----------
COMMON STOCK--57.07%
     Aerospace/Defense--1.83%
         Lockheed Martin Corp.                                      300        $    18,285
                                                                               -----------
     Banks--0.90%
         Bank of America Corp.                                      200              9,008
                                                                               -----------
     Beverages--0.87%
         Coca-Cola Co.                                              200              8,688
                                                                               -----------
     Chemicals--1.86%
         Dow Chemical Co.                                           200              9,186
         E.I. Du Pont De Nemours & Co.                              200              9,422
                                                                               -----------
                                                                                    18,608
                                                                               -----------
     Computers--3.47%
         Hewlett-Packard Co.                                        600             12,282
         International Business Machines Corp.                      200             15,276
         Unisys Corp. (a)                                         1,100              7,139
                                                                               -----------
                                                                                    34,697
                                                                               -----------
     Cosmetics/Personal Care--0.50%
         Colgate-Palmolive Co.                                      100              4,979
                                                                               -----------
     Diversified Financial Services--1.58%
         Morgan Stanley                                             300             15,786
                                                                               -----------
     Electrical Components & Equipment--1.88%
         Emerson Electric Co.                                       300             18,801
                                                                               -----------
     Financial Services--5.89%
         Citigroup, Inc.                                            400             18,784
         Goldman Sachs Group, Inc.                                  100             10,679
         MBNA Corp.                                                 400              7,900
         Merrill Lynch & Co., Inc.                                  400             21,572
                                                                               -----------
                                                                                    58,935
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

McGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                               Shares             Value
                                                            -----------        -----------
     Food--1.30%
        Kraft Foods, Inc.                                           400        $    12,964
                                                                               -----------
     Forest Products & Paper--1.68%
        Bowater, Inc.                                               200              6,498
        International Paper Co.                                     300             10,287
                                                                               -----------
                                                                                    16,785
                                                                               -----------
     Insurance--3.13%
        American International Group, Inc.                          300             15,255
        St. Paul Travelers Companies, Inc.                          310             11,098
        Unumprovident Corp.                                         300              5,016
                                                                               -----------
                                                                                    31,369
                                                                               -----------
     Media--2.39%
        Dow Jones & Company, Inc.                                   300             10,032
        Viacom, Inc.                                                400             13,848
                                                                               -----------
                                                                                    23,880
                                                                               -----------
     Mining--0.87%
        Alcoa, Inc.                                                 300              8,706
                                                                               -----------
     Miscellaneous Manufacturing--5.93%
        General Electric Co.                                        600             21,720
        Honeywell International, Inc.                               400             14,304
        Ingersoll-Rand Co.                                          100              7,687
        Tyco International Ltd.                                     500             15,655
                                                                               -----------
                                                                                    59,366
                                                                               -----------
     Multimedia--1.92%
        Comcast Corp. (a)                                           600             19,266
                                                                               -----------
     Oil & Gas--6.13%
        Diamond Offshore Drilling, Inc.                             300             13,233
        Marathon Oil Corp.                                          300             13,971
        Transocean, Inc. (a)                                        500             23,185
        Unocal Corp.                                                200             10,910
                                                                               -----------
                                                                                    61,299
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

McGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                              Shares              Value
                                                            -----------        -----------
     Pharmaceuticals--3.91%
         Abbott Laboratories                                        300        $    14,748
         Bristol Myers Squibb Co.                                   500             13,000
         Pfizer, Inc.                                               420             11,411
                                                                               -----------
                                                                                    39,159
                                                                               -----------
     Retail--1.30%
         Officemax, Inc.                                            400             12,992
                                                                               -----------
     Semiconductors--2.18%
         Freescale Semiconductor, Inc. (a)                           88              1,660
         Intel Corp.                                                200              4,704
         Teradyne, Inc. (a)                                         500              5,510
         Texas Instruments, Inc.                                    400              9,984
                                                                               -----------
                                                                                    21,858
                                                                               -----------
     Software--1.15%
         Oracle Corp. (a)                                         1,000             11,560
                                                                               -----------
     Telecommunications--6.40%
         Alltel Corp.                                               300             17,088
         Cisco Systems, Inc. (a)                                    700             12,096
         Motorola, Inc.                                             800             12,272
         SBC Communications, Inc.                                   500             11,900
         Verizon Communications, Inc.                               300             10,740
                                                                               -----------
                                                                                    64,096
                                                                               -----------
     Total Common Stocks (Cost $548,237)                                       $   571,087
                                                                               -----------

                                                             Principal
                                                              Amount
                                                            -----------
CORPORATE BONDS--24.18%
     Banks--1.94%
         Bank of America Corp., 6.25%, 04/15/2012                 5,000              5,465
         Bayerische Landesbank Girozentrale
           (New York), 2.60%, 10/16/2006                          5,000              4,916
         Compass Bank, 2.80%, 08/19/2009                          4,091              3,953
         Wells Fargo & Co., 5.125%, 02/15/2007                    5,000              5,099
                                                                               -----------
                                                                                    19,433
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

McGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                             Principal
                                                              Amount              Value
                                                            -----------        -----------
     Chemicals-1.03%
        E.I. Du Pont De Nemours & Co., 4.875%, 04/30/2014         5,000          $   5,100
        Nova Chemicals Corp., 7.40%, 04/01/2009                   5,000              5,238
                                                                                 ---------
                                                                                    10,338
                                                                                 ---------
     Computers-1.15%
        Compaq Computer Corp., 3.625%, 03/15/2008                 5,000              4,934
        International Business Machines Corp., 8.375%,
          11/01/2019                                              5,000              6,602
                                                                                 ---------
                                                                                    11,536
                                                                                 ---------
     Diversified Financial Services-7.49%
        AIG Sunamerica Global Financing VI, 6.30%,
          05/10/2011(b)                                           5,000              5,411
        Capital One Bank, 6.875%, 02/01/2006                      3,000              3,067
        Citicorp, 5.00%, 09/15/2014 (b)                           5,000              5,033
        Core Investment Grade Bond Trust I, 4.727%,
          11/30/2007                                             10,000             10,089
        Ford Motor Credit Co., 5.625%, 10/01/2008                 5,000              4,716
        GATX Financial Corp., 6.273%, 06/15/2011 (b)              5,000              5,263
        General Motors Acceptance Corp., 6.125%, 09/15/2006       5,000              4,970
        HSBC Finance Corp., 6.75%, 05/15/2011                     5,000              5,533
        International Lease Finance Corp., 5.625%,
          06/01/2007                                              5,000              5,135
        JP Morgan Chase Capital XIII, 3.50%, 09/30/2034           5,000              4,940
        JP Morgan Chase & Co., 4.00%, 02/01/2008                  2,000              1,988
        Lehman Brothers Holdings, Inc, 8.25%, 06/15/2007          5,000              5,418
        Merrill Lynch International & Co., 4.75%, 11/20/2009      5,000              5,062
        Morgan Stanley Dean Witter & Co., 6.60%, 04/01/2012       3,000              3,285
        SLM Holding Corp., 5.00%, 10/01/2013                      5,000              5,028
                                                                                 ---------
                                                                                    74,938
                                                                                 ---------
     Electric-2.62%
        American Electric Power, Inc, 5.375%, 03/15/2010          5,000              5,146
        Duke Power Co., 5.30%, 10/01/2015                         5,000              5,148
        Firstenergy Corp., 5.50%, 11/15/2006                      5,000              5,092
        FPL Group Capital, Inc., 7.625%, 09/15/2006               5,000              5,240
        Scana Corp., 6.875%, 05/15/2011                           5,000              5,578
                                                                                 ---------
                                                                                    26,204
                                                                                 ---------

    The accompanying notes are an integral part of the financial statements.

McGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                             Principal
                                                              Amount              Value
                                                            -----------        -----------
     Food--0.54%
        Kraft Foods, Inc., 6.25%, 06/01/2012                      5,000        $     5,431
                                                                               -----------
     Forest Products & Paper--0.81%
        Abitibi Consolidated Co., 6.95%, 12/15/2006               3,000              3,007
        Georgia-Pacific Corp., 7.50%, 05/15/2006                  5,000              5,125
                                                                               -----------
                                                                                     8,132
                                                                               -----------
     Healthcare--Services--0.56%
        HCA, Inc., 8.75%, 09/01/2010                              5,000              5,627
                                                                               -----------
     Household Products/Wares--0.67%
        Procter & Gamble, 9.36%, 01/01/2021                       5,000              6,693
                                                                               -----------
     Media--1.65%
        AOL Time Warner, Inc. 6.875%, 05/01/2012                  5,000              5,569
        Comcast Cable Communications, Inc., 6.75%,
          01/30/2011                                              5,000              5,488
        The Walt Disney Co., 6.375%, 03/01/2012                   5,000              5,453
                                                                               -----------
                                                                                    16,510
                                                                               -----------
     Multi-National--0.56%
        Corporacion Andina de Fomento, 6.875%, 03/15/2012         5,000              5,553
                                                                               -----------
     Oil & Gas--1.54%
        Conoco Funding Co., 5.45%, 10/15/2006                    10,000             10,218
        Pemex Project Funding Master Trust, 6.125%,
          08/15/2008                                              5,000              5,138
                                                                               -----------
                                                                                    15,356
                                                                               -----------
     Telecommunications--3.11%
        Deutsche Telekom International Finance BV, 8.50%,
          06/15/2010 (c)                                          3,000              3,479
        Sprint Capital Corp., 7.125%, 01/30/2006                  6,000              6,130
        Verizon Global Funding Corp., 7.375%, 09/01/2012         10,000             11,532
        Verizon Wireless Capital LLC, 1.81%, 05/23/2005 (b)      10,000              9,999
                                                                               -----------
                                                                                    31,140
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

McGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                             Principal
                                                              Amount              Value
                                                            -----------        -----------
     Transportation--0.51%
         CSX Corp., 4.875%, 11/01/2009                            5,000        $     5,041
                                                                               -----------
     Total Corporate Bonds (Cost $242,537)                                         241,932
                                                                               -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS--9.48%
     FHLB--1.48%
         2.75%, 12/15/2006                                       15,000             14,769
                                                                               -----------
     FHLMC--0.44%
         Pool M, 4.00%, 05/01/2009                                4,380              4,371
                                                                               -----------
     FNMA--2.01%
         4.50%, 05/01/2020                                        4,978              4,929
         4.75%, 01/02/2007                                        5,000              5,059
         5.25%, 06/15/2006                                       10,000             10,169
                                                                               -----------
                                                                                    20,157
                                                                               -----------
     U.S. Treasury Note/Bond--5.55%
         1.25%, 05/31/2005                                       25,000             24,971
         3.875%, 02/15/2013                                      20,000             19,733
         5.75%, 08/15/2010                                       10,000             10,866
                                                                               -----------
                                                                                    55,570
                                                                               -----------
     Total U.S. Government & Agency Obligations
         (Cost $96,356)                                                        $    94,867
                                                                               -----------

                                                              Shares
                                                            -----------
     WARRANTS--0.00%
         Dime Bancorp, Inc. (a)                                     300                 42
                                                                               -----------
     Total Warrants (Cost $44)                                                 $        42
                                                                               -----------

                                                             Principal
                                                              Amount
                                                            -----------
SHORT-TERM INVESTMENTS--8.70%
     Money Market Account--8.70%
         Harleysville National Bank Money Market Account         87,069        $    87,069
                                                                               -----------
     Total Short-Term Investments (Cost $87,069)                               $    87,069
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

McGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                               Value
                                                               -----

Total Investments (Cost $974,243)--99.43%                   $   994,997
                                                            -----------
Other Assets in Excess of Liabilities, Net 0.57%                  5,724
                                                            -----------
Total Net Assets--100.00%                                   $ 1,000,721
                                                            ===========

----------
The following information for the Funds is presented on an income tax basis as of April 30, 2005:

                                                               Gross            Gross              Net
                                           Cost of          Unrealized        Unrealized        Unrealized
                                         Investments       Appreciation      Depreciation       Gain/(Loss)
                                        ---------------------------------------------------------------------
McGlinn Balanced                         $   974,243        $   75,635        $  (54,881)         $  20,754

Percentages are stated as a percent of net assets.
(a) Non-income producing security
(b) Restricted 144A
(c) Variable Rate

    The accompanying notes are an integral part of the financial statements.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                              Shares             Value
                                                            -----------        -----------
COMMON STOCK--84.97%
     Aerospace/Defense--1.80%
         Rockwell Collins, Inc.                                   3,400        $   155,992
                                                                               -----------
     Agriculture--0.83%
         Archer-Daniels Midland Co.                               4,000             71,960
                                                                               -----------
     Apparel--3.88%
         Coach, Inc. (a)                                          3,200             85,760
         Nike, Inc.                                               1,400            107,534
         Nordstrom, Inc.                                          2,800            142,324
                                                                               -----------
                                                                                   335,618
                                                                               -----------
     Auto Manufacturers--1.73%
         Paccar, Inc.                                             2,200            149,380
                                                                               -----------
     Banks--3.33%
         Wachovia Corp.                                           2,700            138,186
         Wells Fargo & Co.                                        2,500            149,850
                                                                               -----------
                                                                                   288,036
                                                                               -----------
     Chemicals--2.61%
         Dow Chemical Co.                                         3,000            137,790
         Lyondell Chemical Co.                                    3,500             87,815
                                                                               -----------
                                                                                   225,605
                                                                               -----------
     Computers--3.44%
         Apple Computer, Inc. (a)                                 4,400            158,664
         Dell, Inc. (a)                                           4,000            139,320
                                                                               -----------
                                                                                   297,984
                                                                               -----------
     Cosmetics & Toiletries--1.88%
         Procter & Gamble Co.                                     3,000            162,450
                                                                               -----------
     Diversified Financial Services--1.83%
         American Express Co.                                     3,000            158,100
                                                                               -----------
     Electric--2.96%
         PNM Resources, Inc.                                      4,000            110,600
         TXU Corp.                                                1,700            145,843
                                                                               -----------
                                                                                   256,443
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                                Shares             Value
                                                            -----------        -----------
     Financial Services--5.38%
        Bear Stearns Companies, Inc.                              1,400        $   132,524
        Capital One Financial Corp.                                 800             56,712
        Goldman Sachs Group, Inc.                                 1,300            138,827
        Lehman Brothers Holdings, Inc.                            1,500            137,580
                                                                               -----------
                                                                                   465,643
                                                                               -----------
     Food--2.21%
        Hershey Foods Corp.                                       3,000            191,700
                                                                               -----------
     Gas--1.59%
        Sempra Energy                                             3,400            137,292
                                                                               -----------
     Hand/Machine Tools--0.97%
        Black & Decker Corp.                                      1,000             83,630
                                                                               -----------
     Healthcare--Products--3.78%
        C R Bard, Inc.                                            2,000            142,340
        Johnson & Johnson                                         2,700            185,301
                                                                               -----------
                                                                                   327,641
                                                                               -----------
     Healthcare--Services--4.14%
        Coventry Health Care, Inc. (a)                            1,300             88,959
        Unitedhealth Group, Inc.                                  1,500            141,765
        WellPoint, Inc. (a)                                       1,000            127,750
                                                                               -----------
                                                                                   358,474
                                                                               -----------
     Home Builders--3.06%
        D.R. Horton, Inc.                                         4,000            122,000
        KB Home                                                   2,500            142,500
                                                                               -----------
                                                                                   264,500
                                                                               -----------
     Household Products--1.07%
        Fortune Brands, Inc.                                      1,100             93,038
                                                                               -----------
     Insurance--4.47%
        Aflac, Inc.                                               2,000             81,300
        Ambac Financial Group, Inc.                               1,000             66,850
        Chubb Corp.                                               2,400            196,272
        Prudential Financial, Inc.                                  750             42,862
                                                                               -----------
                                                                                   387,284
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                               Shares             Value
                                                            -----------        -----------
     Iron/Steel--1.95%
        Nucor Corp.                                               3,300        $   168,630
                                                                               -----------
     Machinery--Diversified--2.59%
        Cummins, Inc.                                             1,800            122,400
        Rockwell Automation                                       2,200            101,706
                                                                               -----------
                                                                                   224,106
                                                                               -----------
     Media--1.51%
        Mcgraw-Hill Companies, Inc.                               1,500            130,620
                                                                               -----------
     Metal Fabricate/Hardware--1.26%
        Timken Co.                                                4,400            109,296
                                                                               -----------
     Mining--1.54%
        Phelps Dodge Corp.                                        1,550            133,068
                                                                               -----------
     Miscellaneous Manufacturing--1.15%
        Eaton Corp.                                               1,700             99,790
                                                                               -----------
     Oil & Gas--10.51%
        Anadarko Petroleum Corp.                                  2,200            160,688
        Apache Corp.                                              2,600            146,354
        ChevronTexaco Corp.                                       3,300            171,600
        ConocoPhillips                                            1,300            136,305
        Exxon Mobil Corp.                                         2,500            142,575
        Occidental Petroleum Corp.                                2,200            151,800
                                                                               -----------
                                                                                   909,322
                                                                               -----------
     Retail--5.21%
        American Eagle Outfitters, Inc.                           5,600            146,832
        Mens Wearhouse, Inc. (a)                                  3,600            148,572
        Sherwin-Williams Co.                                      3,500            155,995
                                                                               -----------
                                                                                   451,399
                                                                               -----------
     Savings & Loans--1.87%
        Golden West Financial Corp.                               2,600            162,058
                                                                               -----------
     Semiconductors--1.04%
        Q Logic Corp. (a)                                         2,700             89,748
                                                                               -----------
     Telecommunications--1.30%
        Harris Corp.                                              4,000            112,800
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                               Shares             Value
                                                            -----------        -----------
     Transportation--4.08%
         J.B.Hunt Transport Services, Inc.                        2,000        $    78,180
         Norfolk Southern Corp.                                   4,700            147,580
         Yellow Roadway Corp. (a)                                 2,600            127,400
                                                                               -----------
                                                                                   353,160
                                                                               -----------
         Total Common Stocks (Cost $6,459,698)                                 $ 7,354,767
                                                                               -----------
INVESTMENT COMPANIES--4.37%
     Equity Funds--4.37%
         Alliance Capital Management Holdings                     3,000            134,820
         Standard and Poor's Depositary Receipts Trust            2,100            243,201
                                                                               -----------
         Total Investment Companies (Cost $381,750)                            $   378,021
                                                                               -----------

                                                             Principal
                                                              Amount
                                                            -----------
SHORT-TERM INVESTMENTS--13.31%
     Money Market Account--13.31%
         Harleysville National Bank Money Market Account      1,152,128        $ 1,152,128
                                                                               -----------
     Total Short-Term Investments (Cost $1,152,128)                            $ 1,152,128
                                                                               -----------
Total Investments (Cost $7,993,576)--102.65%                                   $ 8,884,916
                                                                               -----------
Liabilities in Excess of Other Assets, Net (2.65)%                                (229,357)
                                                                               -----------
Total Net Assets--100.00%                                                      $ 8,655,559
                                                                               ===========

----------
The following information for the Funds is presented on an income tax basis as of April 30, 2005:

                                                              Gross              Gross            Net
                                         Cost of           Unrealized         Unrealized       Unrealized
                                       Investments        Appreciation       Depreciation      Gain/(Loss)
                                     -----------------------------------------------------------------------
Penn Street Sector
     Rotational Porfolio              $  7,993,576       $  1,104,494        $  (213,154)       $  891,340

Percentages are stated as a percent of net assets.
(a) Non-income producing security

    The accompanying notes are an integral part of the financial statements.

BALDWIN LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                               Shares             Value
                                                            -----------        -----------
COMMON STOCKS--87.05%
     Aerospace & Defense--2.50%
         L-3 Communications Holdings, Inc.                          625        $    44,356
                                                                               -----------
     Apparel--1.51%
         Coach, Inc. (a)                                          1,000             26,800
                                                                               -----------
     Auto Parts & Equipment--1.37%
         Autoliv, Inc.                                              550             24,337
                                                                               -----------
     Banks--1.95%
         Wells Fargo & Co.                                          575             34,466
                                                                               -----------
     Beverages--6.11%
         Constellation Brands, Inc. (a)                           1,025             54,028
         PepsiCo, Inc.                                              975             54,249
                                                                               -----------
                                                                                   108,277
                                                                               -----------
     Biotechnology--2.38%
         Amgen, Inc. (a)                                            725             42,202
                                                                               -----------
     Chemicals--2.78%
         Praxair, Inc.                                            1,050             49,172
                                                                               -----------
     Commercial Services--3.25%
         Apollo Group, Inc. (a)                                     525             37,863
         Aramark Corp.                                              800             19,608
                                                                               -----------
                                                                                    57,471
                                                                               -----------
     Computers--1.63%
         Dell, Inc. (a)                                             500             17,415
         International Business Machines Corp.                      150             11,457
                                                                               -----------
                                                                                    28,872
                                                                               -----------
     Cosmetics & Toiletries--2.83%
         Procter & Gamble Co.                                       925             50,089
                                                                               -----------
     Diversified Financial Services--3.18%
         Fannie Mae                                                 550             29,672
         JPMorgan Chase & Co.                                       750             26,618
                                                                               -----------
                                                                                    56,290
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

BALDWIN LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                              Shares              Value
                                                            -----------        -----------
     Drugs & Pharmaceuticals--1.36%
        Roche Holding AG ADR                                        400        $    24,125
                                                                               -----------
     Electric--4.76%
        Cinergy Corp.                                               750             29,700
        Dominion Resources, Inc.                                    725             54,665
                                                                               -----------
                                                                                    84,365
                                                                               -----------
     Financial Services--4.44%
        Citigroup, Inc.                                             575             27,002
        MBNA Corp.                                                1,250             24,687
        Merrill Lynch & Co., Inc.                                   500             26,965
                                                                               -----------
                                                                                    78,654
                                                                               -----------
     Food--3.10%
        Whole Foods Market, Inc.                                    550             54,846
                                                                               -----------
     Healthcare--Products--5.08%
        Medtronic, Inc.                                             875             46,113
        Varian Medical Systems, Inc. (a)                          1,300             43,862
                                                                               -----------
                                                                                    89,975
                                                                               -----------
     Healthcare--Services--2.52%
        WellPoint, Inc. (a)                                         350             44,713
                                                                               -----------
     Insurance--1.29%
        American International Group, Inc.                          450             22,882
                                                                               -----------
     Miscellaneous Manufacturing--6.89%
        3M Co.                                                      550             42,058
        General Electric Co.                                        900             32,580
        Honeywell International, Inc.                             1,325             47,382
                                                                               -----------
                                                                                   122,020
                                                                               -----------
     Multimedia--1.36%
        Comcast Corp. (a)                                           750             24,082
                                                                               -----------
     Office/Business Equipment--0.97%
        Xerox Corp. (a)                                           1,300             17,225
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

BALDWIN LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                              Shares              Value
                                                            -----------        -----------
     Oil & Gas--5.29%
        Apache Corp.                                                525        $    29,552
        Exxon Mobil Corp.                                           600             34,218
        Patterson-Uti Energy, Inc.                                1,250             29,963
                                                                               -----------
                                                                                    93,733
                                                                               -----------
     Pharmaceuticals--5.27%
        Pfizer, Inc.                                              1,650             44,831
        Teva Pharmaceutical Industries Ltd. ADR                   1,550             48,422
                                                                               -----------
                                                                                    93,253
                                                                               -----------
     Retail--2.77%
        Starbucks Corp. (a)                                         500             24,760
        Target Corp.                                                525             24,360
                                                                               -----------
                                                                                    49,120
                                                                               -----------
     Semiconductors--2.68%
        Intel Corp.                                                 750             17,640
        Kla-Tencor Corp.                                            300             11,706
        Texas Instruments, Inc.                                     725             18,096
                                                                               -----------
                                                                                    47,442
                                                                               -----------
     Software--1.89%
        Autodesk, Inc.                                              550             17,506
        Electronic Arts (a)                                         300             16,017
                                                                               -----------
                                                                                    33,523
                                                                               -----------
     Telecommunications--5.49%
        Cisco Systems, Inc. (a)                                     900             15,552
        Nextel Communications, Inc. (a)                           1,425             39,886
        Vodafone Group PLC ADR                                    1,600             41,824
                                                                               -----------
                                                                                    97,262
                                                                               -----------
     Transportation--2.40%
        Fedex Corp.                                                 500             42,475
                                                                               -----------
     Total Common Stocks (Cost $1,324,937)                                     $ 1,542,027
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

BALDWIN LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                              Shares              Value
                                                            -----------        -----------
CLOSED END MUTUAL FUNDS--7.84%
         Consumer Staples Select Sector SPDR Fund                 1,500        $    34,170
         Health Care Select Sector SPDR Fund                      1,150             35,500
         Industrial Select Sector SPDR Fund                       1,500             43,980
         Materials Select Sector SPDR Fund                          900             25,209
                                                                               -----------
     Total Closed End Mutual Funds (Cost $140,641)                             $   138,859
                                                                               -----------

                                                             Principal
                                                              Amount
                                                            -----------
SHORT-TERM INVESTMENTS--5.47%

     Money Market Account--5.47%

         Harleysville National Bank Money Market Account         96,840        $    96,840
                                                                               -----------
     Total Short Term Investments (Cost $96,840)                               $    96,840
                                                                               -----------
Total Investments (Cost $1,562,418)--100 36%                                   $ 1,777,726
                                                                               -----------
Liabilities in Excess of Other Assets, Net (0.36)%                                  (6,391)
                                                                               -----------
Total Net Assets--100.00%                                                      $ 1,771,335
                                                                               ===========

----------
The following information for the Funds is presented on an income tax basis as of April 30, 2005:

                                                                               Gross              Gross                Net
                                                             Cost of         Unrealized         Unrealized          Unrealized
                                                           Investments      Appreciation       Depreciation        Gain/(Loss)
                                                       -------------------------------------------------------------------------
Baldwin Large Cap Growth                                   $ 1,562,418       $  279,235        $  (63,927)        $   215,308

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
(a) Non-income producing security

    The accompanying notes are an integral part of the financial statements.

CUMBERLAND TAXABLE INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                              Shares              Value
                                                            -----------        -----------
PREFERRED STOCKS--15.96%
     Municipal--15.96%
         County of San Diego                                     10,000        $   255,300
                                                                               -----------
     Total Preferred Stocks (Cost $246,662)                                        255,300
                                                                               -----------
                                                             Principal
                                                              Amount
                                                            -----------
CORPORATE BONDS--3.34%
         GTE North, Inc., 6.90%, 11/01/2008                 $    50,000             53,428
                                                                               -----------
     Total Corporate Bonds (Cost $54,013)                                           53,428
                                                                               -----------
MUNICIPAL BONDS--48.27%
     Connecticut--4.21%
         City of Bridgeport, 4.95%, 09/15/2013                   65,000             67,337
                                                                               -----------
     Florida--10.21%
         Broward County Florida Professional Sports
            Facilities 8.01%, 09/01/2017                        100,000            108,583
         Hillsborough County Port District, 6.50%,
            06/01/2017                                           50,000             54,868
                                                                               -----------
                                                                                   163,451
                                                                               -----------
     Georgia--5.14%
       Atlanta & Fulton County, 7.00%, 12/01/2028                75,000             82,270
                                                                               -----------
     Ontario--3.08%
         Province of Ontario, 3.375%, 01/15/2008                 50,000             49,232
                                                                               -----------
     Pennsylvania--18.97%
         City of Allentown, 3.41%, 10/01/2009                   100,000             96,302
         City of Wilkes Barre, 6.60%, 03/01/2014                100,000            107,260
         Pennsylvania Higher Education Assistance Agency
            3.15%, 10/01/2042 (b)                               100,000            100,000
                                                                               -----------
                                                                                   303,562
                                                                               -----------
     Texas--6.66%
         State of Texas, 7.25%, 12/01/2027                      100,000            106,535
                                                                               -----------
     Total Municipal Bonds (Cost $781,194)                                         772,387
                                                                               -----------
ASSET BACKED SECURITIES--5.36%
     Countrywide Home Loans, Inc.,
           Series 2004J8, 5.50%, 12/25/2034                      84,703             85,706
                                                                               -----------
     Total Asset Backed Securities (Cost $86,342)                              $    85,706
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

CUMBERLAND TAXABLE INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                             Principal
                                                              Amount              Value
                                                            -----------        -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS--19.93%
         FHLMC--10.02%
                 Series 2563, 4.25%, 03/15/2031             $    66,950        $    66,146
                 Series 2704, 4.50%, 02/15/2020                  62,409             62,029
                 Series 2808AD, 5.00%, 12/15/2014                31,922             32,168
                                                                               -----------
                                                                                   160,343
                                                                               -----------
         GNMA--9.91%
                 Series 2004-2, 3.47%, 04/20/2034                62,600             61,236
                 5.50%, 06/20/2034                               96,767             97,313
                                                                               -----------
                                                                                   158,549
                                                                               -----------
     Total U.S. Government & Agency Obligations
              (Cost $320,990)                                                  $   318,892
                                                                               -----------

                                                             Principal
                                                              Amount
                                                            -----------
SHORT-TERM INVESTMENTS--6.23%

     Money Market Account--6.23%

         Harleysville National Bank Money Market Account         99,749        $    99,749
                                                                               -----------
     Total Short-Term Investments (Cost $99,749)                               $    99,749
                                                                               -----------
Total Investments (Cost $1,588,950)--99.09%                                    $ 1,585,462
Other Assets in Excess of Liabilities, Net 0.91%                                    14,576
                                                                               -----------
Total Net Assets--100.00%                                                      $ 1,600,038
                                                                               ===========

----------
The following information for the Funds is presented on an income tax basis as of April 30, 2005:

                                                                        Gross                Gross              Net
                                                  Cost of             Unrealized           Unrealized        Unrealized
                                                Investments          Appreciation         Depreciation       Gain/(Loss)
                                               ---------------------------------------------------------------------------
Cumberland Tax Income                           $ 1,588,950           $   12,208         $    (15,696)      $   (3,488)

Percentages are stated as a percent of net assets.
(a) Non-income producing security
(b) Variable rate

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                               Shares             Value
                                                            -----------        -----------
COMMON STOCKS--95.11%

     Agriculture--2.84%
         Altria Group, Inc                                          500        $    32,495
                                                                               -----------
     Apparel--1.33%
         Nordstrom, Inc.                                            300             15,249
                                                                               -----------
     Banks--6.58%
         Bank of America Corp.                                      500             22,520
         US Bancorp                                                 700             19,530
         Wachovia Corp.                                             300             15,354
         Wells Fargo & Co.                                          300             17,982
                                                                               -----------
                                                                                    75,386
                                                                               -----------
     Beverages--0.76%
         Coca-Cola Co.                                              200              8,688
                                                                               -----------
     Building Materials--0.82%
         Masco Corp.                                                300              9,447
                                                                               -----------
     Chemicals--4.01%
         Dow Chemical Co.                                         1,000             45,930
                                                                               -----------
     Communications Technology--1.05%
         BCE, Inc. (a)                                              500             12,030
                                                                               -----------
     Computers--1.92%
         Hewlett-Packard Co.                                        700             14,329
         International Business Machines Corp.                      100              7,638
                                                                               -----------
                                                                                    21,967
                                                                               -----------
     Cosmetics & Toiletries--1.89%
         Procter & Gamble Co.                                       400             21,660
                                                                               -----------
     Electric--1.42%
         PPL Corp.                                                  300             16,278
                                                                               -----------
     Financial Services--4.55%
         Citigroup, Inc.                                            900             42,264
         MBNA Corp.                                                 500              9,875
                                                                               -----------
                                                                                    52,139
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                               Shares             Value
                                                            -----------        -----------
     Gas--0.70%
        Sempra Energy                                               200        $     8,076
                                                                               -----------
     Healthcare--Products--2.40%
        Johnson & Johnson                                           400             27,452
                                                                               -----------
     Home Builders--3.50%
        Centex Corp.                                                300             17,316
        KB Home                                                     400             22,800
                                                                               -----------
                                                                                    40,116
                                                                               -----------
     Insurance--12.92%
        Allstate Corp.                                              300             16,848
        American International Group, Inc.                          150              7,627
        Chubb Corp.                                                 300             24,534
        The Hartford Financial Services Group, Inc.                 300             21,711
        Ing Group NV ADR                                            500             13,705
        Loews Corp.                                                 300             21,264
        Metlife, Inc.                                               500             19,450
        Prudential Financial, Inc.                                  400             22,860
                                                                               -----------
                                                                                   147,999
                                                                               -----------
     Iron/Steel--2.23%
        Nucor Corp.                                                 500             25,550
                                                                               -----------
     Machinery--Construction & Mining--0.77%
        Caterpillar, Inc.                                           100              8,805
                                                                               -----------
     Machinery--Diversified--1.09%
        Deere & Co.                                                 200             12,508
                                                                               -----------
     Media--1.38%
        The Walt Disney Co.                                         600             15,840
                                                                               -----------
     Mining--3.37%
        Phelps Dodge Corp.                                          450             38,633
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                               Shares             Value
                                                            -----------        -----------
     Miscellaneous Manufacturing--10.94%
        3M Co.                                                      200        $    15,294
        Eaton Corp.                                                 500             29,350
        General Electric Co.                                      1,400             50,680
        Parker-Hannifin Corp.                                       500             29,970
                                                                               -----------
                                                                                   125,294
                                                                               -----------
     Oil & Gas--10.84%
        Anadarko Petroleum Corp.                                    500             36,520
        Apache Corp.                                                400             22,516
        ChevronTexaco Corp.                                         300             15,600
        ConocoPhillips                                              300             31,455
        Devon Energy Corp.                                          400             18,068
                                                                               -----------
                                                                                   124,159
                                                                               -----------
     Pharmaceuticals--3.90%
        Medco Health Solutions, Inc. (a)                             24              1,223
        Pfizer, Inc.                                              1,600             43,472
                                                                               -----------
                                                                                    44,695
                                                                               -----------
     Retail--5.80%
        Home Depot, Inc.                                            800             28,296
        Limited Brands, Inc.                                        500             10,845
        Lowe's Companies, Inc.                                      300             15,633
        McDonald's Corp.                                            400             11,724
                                                                               -----------
                                                                                    66,498
                                                                               -----------
     Semiconductors--2.67%
        Intel Corp.                                               1,300             30,576
                                                                               -----------
     Telecommunications--1.68%
        BT Group PLC (a)                                            500             19,260
                                                                               -----------
     Transportation--3.75%
        Burlington Northern Santa Fe Corp.                          500             24,125
        Norfolk Southern Corp.                                      600             18,840
                                                                               -----------
                                                                                    42,965
                                                                               -----------
        Total Common Stocks (Cost $1,117,789)                                  $ 1,089,695
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2005 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                             Principal
                                                              Amount              Value
                                                            -----------        -----------
SHORT-TERM INVESTMENTS--11.15%
     Money Market Account--11.15%
         Harleysville National Bank Money Market Account        127,699        $   127,699
                                                                               -----------

         (Cost $127,699)                                                       $   127,699
                                                                               -----------
Total Investments (Cost $1,245,488)--106.26%                                   $ 1,217,394

Liabilities in Excess of Other Assets, Net (6.26)%                                 (71,670)
                                                                               -----------

Total Net Assets--100.00%                                                      $ 1,145,724
                                                                               ===========

----------
The following information for the Funds is presented on an income tax basis as of April 30, 2005:

                                                                        Gross                Gross              Net
                                                  Cost of             Unrealized           Unrealized        Unrealized
                                                Investments          Appreciation         Depreciation       Gain/(Loss)
                                               ---------------------------------------------------------------------------
Berkshire Advisors Select Equity                $ 1,245,488           $  16,869            $ (44,963)         $ (28,094)

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
(a) Non-income producing security

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Penn Street       Baldwin       Cumberland       Berkshire
                                                          McGlinn         Sector          Large-          Taxable         Advisors
                                                         Balanced       Rotational      Cap Growth        Income       Select Equity
                                                         Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                        -----------     -----------     -----------     -----------     -----------
Assets:
   Investments in securities, at value                  $   994,997     $ 8,884,916     $ 1,777,726     $ 1,585,462     $ 1,217,394
   Receivables:
      Capital Shares Sold                                        --             378              --              --           6,676
      Interest and Dividends                                  5,724           5,382           1,522          16,346           2,290
      Investments Sold                                           --              --          24,978              --          51,605
      Due from Advisor                                          876             168             523             203              --
      Prepaid Expenses                                        1,336          18,392           6,331           1,733             333
                                                        -----------     -----------     -----------     -----------     -----------
   Total Assets                                           1,002,933       8,909,236       1,811,080       1,603,744       1,278,298
                                                        -----------     -----------     -----------     -----------     -----------
Liabilities:
   Payables for:
      Securities Purchased                                       --         242,865          37,178              --         130,115
      Administrator Fees (Accounting,
         Distributor, Transfer Agent)                           332           2,647             590             524             372
      Advisory Fees                                              --              --              --              --             200
      Distribution Fees -- Class A                              202           1,654             370             328             234
      Accrued Expenses                                        1,678           6,511           1,607           2,854           1,653
                                                        -----------     -----------     -----------     -----------     -----------
      Total Liabilities                                       2,212         253,677          39,745           3,706         132,574
                                                        -----------     -----------     -----------     -----------     -----------

Net Assets:                                             $ 1,000,721     $ 8,655,559     $ 1,771,335     $ 1,600,038     $ 1,145,724
                                                        ===========     ===========     ===========     ===========     ===========

Net assets consist of:
   Common stock, $0.01 par value
      (1,000,000,000 shares authorized)
                                                        $       792     $     5,592     $     1,794     $     1,231     $     1,102
   Paid-in capital                                        1,714,622       7,202,586       1,763,592       1,578,413       1,134,873
   Undistributed net investment
      income/(loss)                                             859         (11,091)         (5,900)          2,464           2,224
   Accumulated net realized
      gain/(loss) on investments                           (736,306)        567,132        (203,459)         21,418          35,619
   Net unrealized appreciation/
      (depreciation) on investments                          20,754         891,340         215,308          (3,488)        (28,094)
                                                        -----------     -----------     -----------     -----------     -----------
                                                        $ 1,000,721     $ 8,655,559     $ 1,771,335     $ 1,600,038     $ 1,145,724
                                                        ===========     ===========     ===========     ===========     ===========
   Investments, at Cost                                 $   974,243     $ 7,993,575     $ 1,562,418     $ 1,588,950     $ 1,245,488


    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Penn Street       Baldwin       Cumberland       Berkshire
                                                          McGlinn         Sector          Large-          Taxable         Advisors
                                                         Balanced       Rotational      Cap Growth        Income       Select Equity
                                                         Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                        -----------     -----------     -----------     -----------     -----------
Class A shares:
   Net Assets                                           $   999,749     $ 8,655,448     $ 1,770,363     $ 1,599,032     $ 1,144,734
                                                        -----------     -----------     -----------     -----------     -----------
   Shares of Beneficial Interest issued
      and outstanding                                        72,962         559,212         179,435         123,107         110,165
                                                        -----------     -----------     -----------     -----------     -----------
   Net Asset Value and redemption
      price per share                                         13.70           15.48            9.87           12.99           10.39
                                                        ===========     ===========     ===========     ===========     ===========
   Maximum offering price per share(1)
      ($13.70 / 0.945, $15.48 /
      0.945, $9.87 / 0.945, $12.99 /
      0.9575 and $10.39 / 0.945
      respectively)                                     $     14.50     $     16.38     $     10.44     $     13.57           10.99
                                                        ===========     ===========     ===========     ===========     ===========
Class C shares:
   Net Assets                                           $       972     $       111     $       972     $     1,006     $       990
                                                        -----------     -----------     -----------     -----------     -----------

   Shares of Beneficial Interest issued
      and outstanding                                            71               7              99              78              96
                                                        -----------     -----------     -----------     -----------     -----------
   Net Asset Value, offering and
      redemption(2) price per share(3)                  $     13.65     $     15.58     $      9.77     $     12.97     $     10.29
                                                        ===========     ===========     ===========     ===========     ===========

(1) Net asset value plus a sales charge of 5.50%, 5.50%, 5.50%, 4.25% and 5.50%, respectively of the offering price.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Net asset value calculation based on unrounded net assets and shares.

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Penn Street       Baldwin       Cumberland       Berkshire
                                                          McGlinn         Sector          Large-          Taxable         Advisors
                                                         Balanced       Rotational      Cap Growth        Income       Select Equity
                                                         Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                        -----------     -----------     -----------     -----------     -----------
Investment Income:
   Interest                                             $     7,767     $     2,867     $       503     $    23,360     $       540
   Dividends                                                  5,783          51,897           9,657          10,828          16,237
                                                        -----------     -----------     -----------     -----------     -----------
      Total Income                                           13,550          54,764          10,160          34,188          16,777
                                                        -----------     -----------     -----------     -----------     -----------
Expenses:
   Advisory Fees                                              5,298          37,664           9,107           8,345           5,377
   Administrator Fees (Accounting,
      Distributor, Transfer Agent)                            2,120          15,067           3,643           3,338           2,151
   Custody Fees                                                 510           1,298             642             632             493
   Distribution Fees -- Class A                               1,323           9,416           2,276           2,085           1,343
   Distribution Fees -- Class C                                   5              --               5               5               5
   Professional Fees                                          1,440          10,213           2,472           2,268           1,460
   Trustee Fees                                                 780           5,532           1,339           1,228             790
   Other Operating Expenses                                   5,357          19,385           7,679           5,656           3,511
                                                        -----------     -----------     -----------     -----------     -----------
      Total expenses before waivers
         and reimbursements                                  16,833          98,575          27,163          23,557          15,130
      Less: Waivers and
         reimbursements                                      (7,558)        (32,720)        (11,103)         (8,965)         (4,328)
                                                        -----------     -----------     -----------     -----------     -----------
      Total expenses after waivers
         and reimbursements                                   9,275          65,855          16,060          14,592          10,802

Net Investment Income/(Loss)                                  4,275         (11,091)         (5,900)         19,596           5,975
                                                        -----------     -----------     -----------     -----------     -----------
Realized and Unrealized Gain/(Loss)
   on Investments
Net realized gain on investments                             27,332         567,132          73,050          10,969          36,212
Net change in unrealized
   appreciation/ (depreciation)
   on investments                                           (20,701)       (146,769)        (32,747)        (24,210)         (6,540)
                                                        -----------     -----------     -----------     -----------     -----------
Net realized and unrealized gain/
   (loss) on investments                                      6,631         420,363          40,303         (13,241)         29,672
                                                        -----------     -----------     -----------     -----------     -----------
Net Increase in Net Assets Resulting
   from Operations                                      $    10,906     $   409,272     $    34,403     $     6,355     $    35,647
                                                        ===========     ===========     ===========     ===========     ===========

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
April 30, 2005
--------------------------------------------------------------------------------

                                                                                                            Penn Street
                                                            McGlinn Balanced Portfolio              Sector Rotational Portfolio
                                                            --------------------------              ---------------------------
                                                            For the                              For the
                                                         Period Ended          For the          Period Ended           For the
                                                        April 30, 2005       Year Ended        April 30, 2005        Year Ended
                                                         (Unaudited)      October 31, 2004       (Unaudited)      October 31, 2004
                                                       ---------------     ---------------     ---------------     ---------------
Increase in net assets
Operations
   Net investment income/(loss)                        $         4,275     $         5,861     $       (11,091)    $       (31,821)
   Net realized gain on investments                             27,332              33,280             567,132             631,058
   Net change in unrealized
      appreciation/(depreciation)
      on investments                                           (20,701)             24,300            (146,769)            226,457
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase in net assets
      resulting from operations                                 10,906              63,441             409,272             825,694
                                                       ---------------     ---------------     ---------------     ---------------
Dividends and distributions to
   shareholders from:
   Net investment income --
      Class A (Note 6)                                          (4,036)             (6,241)                 --                  --
   Net investment income --
      Class C (Note 6)                                              (1)                 --                  --                  --
   Net realized capital gain --
      Class A (Note 6)                                              --                  --            (267,270)                 --
   Net realized capital gain --
      Class C (Note 6)                                              --                  --                  (4)                 --
                                                       ---------------     ---------------     ---------------     ---------------
   Total dividends and
      distributions to shareholders                             (4,037)             (6,241)           (267,274)                 --
                                                       ---------------     ---------------     ---------------     ---------------
Capital share transactions:
   Increase/(decrease) in net assets derived
      from capital share transactions                          (84,806)           (111,490)          1,802,779           1,439,216
                                                       ---------------     ---------------     ---------------     ---------------
   Total increase/(decrease)
      in net assets                                            (77,937)            (54,290)          1,944,777           2,264,910
Net Assets:
   Beginning of period                                       1,078,658           1,132,948           6,710,782           4,445,872
                                                       ---------------     ---------------     ---------------     ---------------
   End of period                                       $     1,000,721     $     1,078,658     $     8,655,559     $     6,710,782
                                                       ===============     ===============     ===============     ===============
   Undistributed net
      investment income/(loss)                         $           857     $           621     $       (11,091)    $            --
                                                       ===============     ===============     ===============     ===============

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
April 30, 2005
--------------------------------------------------------------------------------

                                                         Baldwin Large-Cap Growth Portfolio     Cumberland Taxable Income Portfolio
                                                         ----------------------------------     -----------------------------------
                                                              For the                              For the
                                                           Period Ended          For the          Period Ended           For the
                                                          April 30, 2005       Year Ended        April 30, 2005        Year Ended
                                                           (Unaudited)      October 31, 2004       (Unaudited)      October 31, 2004
                                                        ---------------     ---------------     ---------------     ---------------
Increase in net assets
Operations
   Net investment income/(loss)                         $        (5,900)    $       (14,593)    $        19,596     $        45,024
   Net realized gain on investments                              73,050              19,025              10,969              20,616
   Net change in unrealized
      appreciation/(depreciation)
      on investments                                            (32,747)             84,241             (24,210)            (19,547)
                                                        ---------------     ---------------     ---------------     ---------------
   Net increase in net assets
      resulting from operations                                  34,403              88,673               6,355              46,093
                                                        ---------------     ---------------     ---------------     ---------------
Dividends and distributions to
   shareholders from:
   Net investment income --
      Class A (Note 6)                                               --                  --             (23,276)            (38,859)
   Net investment income --
      Class C (Note 6)                                               --                  --                 (12)                 (9)
   Net realized capital gain --
      Class A (Note 6)                                               --                  --                  --                  --
   Net realized capital gain --
      Class C (Note 6)                                               --                  --                  --                  --
                                                        ---------------     ---------------     ---------------     ---------------
   Total Dividends and
      Distributions to Shareholders                                  --                  --             (23,288)            (38,868)
                                                        ---------------     ---------------     ---------------     ---------------
Capital share transactions:
   Increase/(decrease) in net assets
      derived from capital
      share transactions                                          2,903            (206,530)           (278,440)           (629,811)
                                                        ---------------     ---------------     ---------------     ---------------
   Total increase/(decrease)
      in net assets                                              37,306            (117,857)           (295,373)           (622,586)
                                                        ---------------     ---------------     ---------------     ---------------
Net Assets:
   Beginning of period                                        1,734,029           1,851,886           1,895,411           2,517,997
                                                        ---------------     ---------------     ---------------     ---------------
   End of period                                        $     1,771,335     $     1,734,029     $     1,600,038     $     1,895,411
                                                        ===============     ===============     ===============     ===============
   Undistributed net
      investment income/(loss)                          $        (5,900)    $            --     $         2,463     $         6,156
                                                        ===============     ===============     ===============     ===============

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
April 30, 2005
--------------------------------------------------------------------------------

                                                                              Berkshire Advisors
                                                                           Select Equity Portfolio
                                                                           -----------------------
                                                                        For the
                                                                      Period Ended           For the
                                                                     April 30, 2005       Period Ended
                                                                      (Unaudited)        October 31, 2004
                                                                     ---------------     ----------------
Increase in net assets from operations:
   Net investment income                                             $         5,975     $         5,385
   Net realized gain on investments                                           36,212              92,195
   Net change in unrealized appreciation/(depreciation)
      on investments                                                          (6,540)            (51,743)
                                                                     ---------------     ---------------
   Net increase in net assets resulting from operations                       35,647              45,837
                                                                     ---------------     ---------------
Dividends and distributions to shareholders from:
   Net investment income -- Class A (Note 6)                                  (8,528)               (601)
   Net investment income -- Class C (Note 6)                                      (7)                 --
   Net realized capital gain -- Class A (Note 6)                             (92,082)             (5,166)
   Net realized capital gain -- Class C (Note 6)                                 (88)                 --
                                                                     ---------------     ---------------
      Total dividends and distributions to shareholders                     (100,705)             (5,767)
                                                                     ---------------     ---------------
Capital share transactions:
   Increase in net assets derived from capital share transactions            210,584             166,486
                                                                     ---------------     ---------------
      Total increase in net assets                                           145,526             206,556

Net Assets:
   Beginning of period                                                     1,000,198             793,642
                                                                     ---------------     ---------------
   End of period                                                     $     1,145,724     $     1,000,198
                                                                     ===============     ===============
   Undistributed net investment income                               $         2,225     $         4,784
                                                                     ===============     ===============

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                 McGlinn Balanced Portfolio
                                                       --------------------------------------------
                                                         Class A           Class A
                                                         -------           -------
                                                       Period Ended
                                                         4/30/2005        Year Ended     Year Ended
                                                       (unaudited)        10/31/2004     10/31/2003
                                                       -----------        ----------     ----------
Net Asset Value, beginning of period                   $     13.65        $    12.99     $    11.44
                                                       -----------        ----------     ----------
Income from Investment Operations:
   Net investment income                                      0.06              0.07           0.11
Net realized and unrealized gain/(loss)
      on investments                                          0.04              0.67           1.54
                                                       -----------        ----------     ----------
      Total from Investment Operations                        0.10              0.74           1.65
                                                       -----------        ----------     ----------
Less Dividends and Distributions:
   Dividends from net investment
      income                                                 (0.05)            (0.08)         (0.10)
   Distributions from realized capital gains                    --                --             --
                                                       -----------        ----------     ----------
      Total distributions and dividends                      (0.05)            (0.08)         (0.10)
                                                       -----------        ----------     ----------
Net asset value, end of period                         $     13.70        $    13.65     $    12.99
                                                       ===========        ==========     ==========
Total Return                                                  0.75%(2)          5.68%         14.50%
Ratios/Supplemental Data:
   Net assets, end of period
      (in thousands)                                   $     1,000        $    1,078     $    1,133
   Ratio of expenses to average net assets:
      before reimbursement of
        expenses by advisor                                   3.17%(1)          3.12%          2.62%
      after reimbursement of expenses
        by advisor                                            1.75%(1)          1.75%          1.75%
   Ratio of net investment income (loss)
      to average net assets:
      before reimbursement of
        expenses by advisor                                  (0.62)%(1)        (0.87)%         0.01%
      after reimbursement of
        expenses by advisor                                   0.81%(1)          0.50%          0.88%
   Portfolio Turnover Rate                                       9%               46%           116%

                                                        Year Ended        Year Ended     Year Ended
                                                        10/31/2002        10/31/2001     10/31/2000
                                                       -----------        ----------     ----------
Net Asset Value, beginning of period                   $     12.45        $    13.25     $    12.82
                                                       -----------        ----------     ----------
Income from Investment Operations:
   Net investment income                                      0.23              0.20           0.23
Net realized and unrealized gain/(loss)
      on investments                                         (0.99)            (0.82)          0.49
                                                       -----------        ----------     ----------
      Total from Investment Operations                       (0.76)            (0.62)          0.72
                                                       -----------        ----------     ----------
Less Dividends and Distributions:
   Dividends from net investment
      income                                                 (0.25)            (0.18)         (0.29)
   Distributions from realized capital gains                    --                --             --
                                                       -----------        ----------     ----------
   Total distributions and dividends                         (0.25)            (0.18)         (0.29)
                                                       -----------        ----------     ----------
Net asset value, end of period                         $     11.44        $    12.45     $    13.25
                                                       ===========        ==========     ==========
Total Return                                                 (6.19)%           (4.72)%         5.66%
Ratios/Supplemental Data:
   Net assets, end of period
      (in thousands)                                   $     1,247        $    1,195     $    1,454
   Ratio of expenses to average net assets:
      before reimbursement of
        expenses by advisor                                   2.54%             2.77%          2.31%
      after reimbursement of expenses
        by advisor                                            1.59%             1.75%          2.25%
   Ratio of net investment income (loss)
      to average net assets:
      before reimbursement of
        expenses by advisor                                   0.99%             1.49%          1.66%
      after reimbursement of
        expenses by advisor                                   1.95%             2.51%          1.72%
   Portfolio Turnover Rate                                     109%               62%           140%

(1) Annualized
(2) Not annualized

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                    McGlinn Balanced Portfolio Class C
                                                                    ----------------------------------
                                                                     Period Ended
                                                                       4/30/2005          Period Ended**
                                                                      (unaudited)           10/31/2004
                                                                      -----------          -----------
Net Asset Value, beginning of period                                  $     13.63          $     14.12
                                                                      -----------          -----------
Income from Investment Operations:
   Net investment loss                                                       0.01                (0.02)
   Net realized and unrealized gain/(loss) on investments                    0.03                (0.47)
                                                                      -----------          -----------
       Total from Investment Operations                                      0.04                (0.49)
                                                                      -----------          -----------
Less Dividends and Distributions:
   Dividends from net investment income                                     (0.02)                  --
   Distributions from net realized capital gains                               --                   --
                                                                      -----------          -----------
       Total distributions and dividends                                    (0.02)                  --
                                                                      -----------          -----------
Net asset value, end of period                                        $     13.65          $     13.63
                                                                      ===========          ===========
Total Return                                                                 0.98%(2)            (3.47)%(2)
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)                           $         1          $         1
   Ratio of expenses to average net assets:
       before reimbursement of expenses by advisor                           3.92%(1)             3.87%(1)
       after reimbursement of expenses by advisor                            2.50%(1)             2.50%(1)
   Ratio of net investment income/(loss) to average net assets:
       before reimbursement of expenses by advisor                          (1.37)%(1)           (1.62)%(1)
       after reimbursement of expenses by advisor                            0.06%(1)            (0.25)%(1)
   Portfolio Turnover Rate                                                      9%                  46%

** Commenced operations on March 1, 2004
(1) Annualized
(2) Not Annualized

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                    Penn Street Sector Rotational Portfolio
                                              -------------------------------------------------
                                                 Class A            Class A
                                                 -------           -------
                                              Period Ended
                                                4/30/2005          Year Ended       Year Ended
                                               (unaudited)         10/31/2004       10/31/2003
                                              ------------        ------------     ------------
Net Asset Value, beginning of period          $      15.10        $      13.11     $      10.39
                                              ------------        ------------     ------------
Income from Investment Operations:
   Net investment loss                               (0.02)              (0.08)           (0.10)
   Net realized and unrealized gain/(loss)
      on investments                                  1.01                2.07             2.82
                                              ------------        ------------     ------------
      Total from Investment Operations                0.99                1.99             2.72
                                              ------------        ------------     ------------
Less Dividends and Distributions:
   Dividends from net investment
      income                                            --                  --               --
   Distributions from net realized
      capital gains                                  (0.61)                 --               --
                                              ------------        ------------     ------------
      Total distributions and dividends              (0.61)                 --               --
                                              ------------        ------------     ------------
Net asset value, end of period                $      15.48        $      15.10     $      13.11
                                              ============        ============     ============
Total Return                                          6.45%(2)           15.18%           26.18%
Ratios/Supplemental Data
   Net assets, end of period
      (in thousands)                          $      8,655        $      6,711     $      4,446
   Ratio of expenses to average net assets:
      before reimbursement of
        expenses by advisor                           2.62%(1)            2.62%            2.40%
      after reimbursement of
        expenses by advisor                           1.75%(1)            1.75%            1.75%
   Ratio of net investment income (loss)
      to average net assets:
      before reimbursement of
        expenses by advisor                          (1.16)%(1)          (1.42)%          (1.54)
      after reimbursement of
        expenses by advisor                          (0.29)%(1)          (0.55)%          (0.89)
Portfolio Turnover Rate                                108%                133%             100%

                                                   Year Ended       Year Ended      Period Ended*
                                                   10/31/2002       10/31/2001       10/31/2000
                                                  ------------     ------------     ------------
Net Asset Value, beginning of period              $      10.67     $      12.25     $      12.00
                                                  ------------     ------------     ------------
Income from Investment Operations:
   Net investment loss                                   (0.09)           (0.04)           (0.01)
   Net realized and unrealized gain/(loss)
      on investments                                     (0.19            (1.54)            0.26
                                                  ------------     ------------     ------------
      Total from Investment Operations                   (0.28            (1.58)            0.25
                                                  ------------     ------------     ------------
Less Dividends and Distributions:
   Dividends from net investment
      income                                                --               --               --
   Distributions from net realized
      capital gains                                         --               --               --
                                                  ------------     ------------     ------------
      Total distributions and dividends                     --               --               --
                                                  ------------     ------------     ------------
Net asset value, end of period                    $      10.39     $      10.67            12.25
                                                  ============     ============     ============
Total Return                                             (2.62)%         (12.90)%           2.08%(2)
Ratios/Supplemental Data
   Net assets, end of period
      (in thousands)                              $      3,127     $      2,781     $      1,695
   Ratio of expenses to average net assets:
      before reimbursement of
        expenses by advisor                               2.23%            2.34%            3.59%(1)
      after reimbursement of
        expenses by advisor                               1.75%            1.75%            1.65%(1)
   Ratio of net investment income (loss)
      to average net assets:
      before reimbursement of
        expenses by advisor                              (1.25)%          (0.38)%          (2.30)%(1)
      after reimbursement of
        expenses by advisor                              (0.77)%           0.21%           (0.36)%(1)
Portfolio Turnover Rate                                    137%             252%              41%

*Commenced operations on August 30, 2000
(1) Annualized
(2) Not Annualized

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                          Penn Street Rotational Portfolio Class C
                                                          ----------------------------------------
                                                              Period Ended
                                                                4/30/2005         Period Ended**
                                                               (unaudited)         10/31/2004
                                                               -----------         ----------
Net Asset Value, beginning of period                           $     15.11        $     14.64
                                                               -----------        -----------
Income from Investment Operations:
   Net investment loss                                                  --              (0.13)
   Net realized and unrealized gain on investments                    1.08               0.60
                                                               -----------        -----------

       Total from Investment Operations                               1.08               0.47
                                                               -----------        -----------
Less Dividends and Distributions:
   Dividends from net investment income                                 --                 --
   Distributions from net realized capital gains                     (0.61)                --
                                                               -----------        -----------
       Total distributions and dividends                             (0.61)                --
                                                               -----------        -----------
Net asset value, end of period                                 $     15.58        $     15.11
                                                               ===========        ===========
Total Return                                                          7.06%(2)           3.21%(2)

Ratios/Supplemental Data:
   Net assets, end of period (in thousands)                    $         0(3)     $         0(3)
   Ratio of expenses to average net assets:
       before reimbursement of expenses by advisor                    3.37%(1)           3.37%(1)
       after reimbursement of expenses by advisor                     2.50%(1)           2.50%(1)
Ratio of net investment income (loss) to average net assets:
       before reimbursement of expenses by advisor                   (1.91)%(1)         (2.17)%(1)
       after reimbursement of expenses by advisor                    (1.04)%(1)         (1.30)%(1)
Portfolio Turnover Rate                                                108%               133%

** Commenced operations on March 1, 2004
(1) Annualized
(2) Not annualized
(3) Net assets as of October 31, 2004 and April 30, 2005 were $103 and $111, respectively

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                          Baldwin Large-Cap Growth Portfolio
                                              -------------------------------------------------------------------------------------
                                                Class A         Class A
                                              -----------     -----------
                                              Period Ended
                                               4/30/2005       Year Ended    Year Ended    Year Ended   Year Ended  Period Ended*
                                              (unaudited)      10/31/2004    10/31/2003    10/31/2002   10/31/2001    10/31/2000
                                              -----------       ---------     ---------     ---------    ---------    ---------
Net Asset Value, beginning of period          $      9.67       $    9.24     $    7.96     $    9.78    $   12.03    $   12.00
                                              -----------       ---------     ---------     ---------    ---------    ---------
Income from Investment Operations:
   Net investment income (loss)                     (0.03)          (0.07)        (0.06)        (0.07)        0.14         0.08
   Net realized and unrealized gain (loss)
      on investments                                 0.23            0.50          1.34         (1.72)       (2.29)          --
                                              -----------       ---------     ---------     ---------    ---------    ---------
   Total from Investment Operations                  0.20            0.43          1.28         (1.79)       (2.15)        0.08
                                              -----------       ---------     ---------     ---------    ---------    ---------
Less Dividends and Distributions:
   Dividends from net investment
      income                                           --              --            --         (0.03)       (0.10)       (0.05)
   Distributions from net realized capital
      gains                                            --              --            --            --           --           --
                                              -----------       ---------     ---------     ---------    ---------    ---------
   Total distributions and dividends                   --              --            --         (0.03)       (0.10)       (0.05)
                                              -----------       ---------     ---------     ---------    ---------    ---------
Net asset value, end of period                $      9.87       $    9.67     $    9.24     $    7.96    $    9.78    $   12.03
                                              ===========       =========     =========     =========    =========    =========
Total Return                                         2.07%(2)        4.65%        16.08%       (18.40)%     (18.05)%       0.68%(2)

Ratios/Supplemental Data
   Net assets, end of period
      (in thousands)                          $     1,770       $   1,733     $   1,852     $   1,266    $     788    $     461
   Ratio of expenses to average net assets:
      before reimbursement of
        expenses by advisor                          2.98%(1)        2.90%         2.56%         2.38%        4.20%        9.48%(1)
      after reimbursement of
        expenses by advisor                          1.75%(1)        1.75%         1.75%         1.60%        1.75%        1.63%(1)
   Ratio of net investment income (loss)
      to average net assets:
      before reimbursement of
        expenses by advisor                         (1.87)%(1)      (1.90)%       (1.57)%       (1.51)%       1.23%       (4.13)%(1)
      after reimbursement of
        expenses by advisor                         (0.65)%(1)      (0.75)%       (0.76)%       (0.73)%       3.68%        3.72%(1)
Portfolio Turnover Rate                                37%             42%           38%           32%          20%           0%

*Commenced operations on August 30, 2000
(1) Annualized
(2) Not Annualized

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                    Baldwin Large-Cap Growth Portfolio Class C
                                                                    ------------------------------------------
                                                                    Period Ended
                                                                     4/30/2005               Period Ended**
                                                                    (unaudited)               10/31/2004
                                                                    -----------               -----------
Net Asset Value, beginning of period                                $      9.63               $     10.12
                                                                    -----------               -----------
Income from Investment Operations:
   Net investment loss                                                    (0.07)                    (0.10)
   Net realized and unrealized gain on investments                         0.21                     (0.39)
                                                                    -----------               -----------
       Total from Investment Operations                                    0.14                     (0.49)
                                                                    -----------               -----------

Less Dividends and Distributions:
   Dividends from net investment income                                      --                        --
   Distributions from net realized capital gains                             --                        --
                                                                    -----------               -----------
      Total distributions and dividends                                      --                        --
                                                                    -----------               -----------
Net asset value, end of period                                      $      9.77               $      9.63
                                                                    ===========               ===========
Total Return                                                               1.45%(2)                 (4.84)%(2)

Ratios/Supplemental Data:
   Net assets, end of period (in thousands)                         $         1               $         1
   Ratio of expenses to average net assets:
      before reimbursement of expenses by advisor                          3.73%(1)                  3.65%(1)
      after reimbursement of expenses by advisor                           2.50%(1)                  2.50%(1)
   Ratio of net investment income (loss) to average net assets:
      before reimbursement of expenses by advisor                         (2.62)%(1)                (2.65)%(1)
      after reimbursement of expenses by advisor                          (1.40)%(1)                (1.50)%(1)
Portfolio Turnover Rate                                                      37%                       42%

** Commenced operations on March 1, 2004
(1) Annualized
(2) Not Annualized

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                             Cumberland Taxable Income Portfolio
                                                      ------------------------------------------------
                                                        Class A             Class A
                                                      -----------         -----------
                                                      Period Ended
                                                       4/30/2005           Year Ended       Year Ended
                                                      (unaudited)          10/31/2004       10/31/2003
                                                      -----------          ----------       ----------
Net Asset Value, beginning of period                  $     13.12          $    13.07       $    14.15
                                                      -----------          ----------       ----------
Income from Investment Operations:
   Net investment income                                     0.15                0.25             0.16
   Net realized and unrealized gain/(loss)
      on investments                                        (0.10)               0.01            (0.03)
                                                      -----------          ----------       ----------
   Total from Investment Operations                          0.05                0.26             0.13
                                                      -----------          ----------       ----------
Less Dividends and Distributions:
   Dividends from net investment
      income                                                (0.18)              (0.21)           (0.22)
   Distributions from net realized capital
      gains                                                    --                  --            (0.99)
                                                      -----------          ----------       ----------
   Total distributions and dividends                        (0.18)              (0.21)           (1.21)
                                                      -----------          ----------       ----------
Net asset value, end of period                        $     12.99          $    13.12       $    13.07
                                                      ===========          ==========       ==========
Total Return                                                 0.42%(2)            2.00%            0.96%
Ratios/Supplemental Data
   Net assets, end of period
      (in thousands)                                  $     1,599          $    1,894       $    2,518
   Ratio of expenses to average net assets:
      before reimbursement of
        expenses by advisor                                  2.82%(1)            2.76%            2.35%
      after reimbursement of
        expenses by advisor                                  1.75%(1)            1.75%            1.75%
   Ratio of net investment income
      to average net assets:
      before reimbursement of
        expenses by advisor                                  1.27%(1)            0.83%            0.47%
      after reimbursement of
        expenses by advisor                                  2.34%(1)            1.84%            1.07%
Portfolio Turnover Rate                                        18%                 94%             187%


                                                        Year Ended         Year Ended         Period Ended*
                                                        10/31/2002         10/31/2001          10/31/2000
                                                        ----------         ----------         -----------
Net Asset Value, beginning of period                    $    13.77         $    12.10         $     12.00
                                                        ----------         ----------         -----------
Income from Investment Operations:
   Net investment income                                      0.26               0.66                0.09
   Net realized and unrealized gain/(loss)
      on investments                                          0.85               1.09                0.08
                                                        ----------         ----------         -----------
   Total from Investment Operations                           1.11               1.75                0.17
                                                        ----------         ----------         -----------
Less Dividends and Distributions:
   Dividends from net investment
      income                                                 (0.67)             (0.08)              (0.07)
   Distributions from net realized capital
      gains                                                  (0.06)                --                  --
                                                        ----------         ----------         -----------
   Total distributions and dividends                         (0.73              (0.08)              (0.07)
                                                        ----------         ----------         -----------
Net asset value, end of period                          $    14.15         $    13.77         $     12.10
                                                        ==========         ==========         ===========
Total Return                                                  8.45%             14.54%               1.42%(2)
Ratios/Supplemental Data
   Net assets, end of period
      (in thousands)                                    $    3,770         $    1,981         $       569
   Ratio of expenses to average net assets:
      before reimbursement of
        expenses by advisor                                   2.01%              2.36%               5.21%(1)
      after reimbursement of
        expenses by advisor                                   1.66%              1.75%               1.64%(1)
   Ratio of net investment income
      to average net assets:
      before reimbursement of
        expenses by advisor                                   2.84%              5.00%               0.11%(1)
      after reimbursement of
        expenses by advisor                                   3.19%              5.61%               3.68%(1)
Portfolio Turnover Rate                                        162%                29%                  0%


* Commenced operations on August 30, 2000
(1) Annualized
(2) Not annualized

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                  Cumberland Taxable Income
                                                                      Portfolio Class C
                                                              ---------------------------------
                                                               Period Ended
                                                                 4/30/2005       Period Ended**
                                                                (unaudited)         10/31/2004
                                                              -------------       -------------
Net Asset Value, beginning of period                          $       13.14       $       13.18
                                                              -------------       -------------
Income from Investment Operations:
   Net investment income                                               0.10                0.09
   Net realized and unrealized gain on investments                    (0.11)              (0.01)
                                                              -------------       -------------
       Total from Investment Operations                               (0.01)               0.08
                                                              -------------       -------------
Less Dividends and Distributions:
   Dividends from net investment income                               (0.16)              (0.12)
   Distributions from net realized capital gains                         --                  --
                                                              -------------       -------------
   Total distributions and dividends                                  (0.16)              (0.12)
                                                              -------------       -------------
Net asset value, end of period                                $       12.97       $       13.14
                                                              =============       =============
Total Return                                                          (0.10)%(2)           0.65%(2)
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)                   $           1       $           1
   Ratio of expenses to average net assets:
     before reimbursement of expenses by advisor                       3.57%(1)            3.51%(1)
     after reimbursement of expenses by advisor                        2.50%(1)            2.50%(1)
   Ratio of net investment income to average net assets:
     before reimbursement of expenses by advisor                       0.52%(1)            0.08%(1)
     after reimbursement of expenses by advisor                        1.59%(1)            1.09%(1)
   Portfolio Turnover Rate                                               18%                 94%

**  Commenced operations on March 1, 2004
(1) Annualized
(2) Not Annualized

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                  Berkshire Advisors Select Equity Portfolio
                                                -------------------------------------------------------------------------------
                                                           Class A                                            Class C
                                                ------------------------------                     ----------------------------
                                                Period Ended                                       Period Ended
                                                 4/30/2005          Year Ended    Period Ended*     4/30/2005       Period Ended**
                                                (unaudited)         10/31/2004     10/31/2003      (unaudited)       10/31/2004
                                                ----------          ----------     ----------       ----------       ----------

Net Asset Value, beginning of period            $    11.04          $    10.53     $    10.00       $    10.97       $    11.49
                                                ----------          ----------     ----------       ----------       ----------

Income from Investment Operations:
  Net investment income/(loss)                        0.06                0.06          (0.01)            0.02            (0.01)
  Net realized and unrealized gain/(loss)
    on investments                                    0.39                0.52           0.54             0.39            (0.51)
                                                ----------          ----------     ----------       ----------       ----------
    Total from Investment Operations                  0.45                0.58           0.53             0.41            (0.52)
                                                ----------          ----------     ----------       ----------       ----------
Less Dividends and Distributions:
  Dividends from net investment
    income                                           (0.09)              (0.01)            --            (0.08)              --
  Distributions from net realized capital
    gains                                            (1.01)              (0.06)            --            (1.01)              --
                                                ----------          ----------     ----------       ----------       ----------
    Total distributions                              (1.10)              (0.07)            --            (1.09)              --
                                                ----------          ----------     ----------       ----------       ----------
Net asset value, end of period                  $    10.39          $    11.04     $    10.53       $    10.29       $    10.97
                                                ==========          ==========     ==========       ==========       ==========
Total Return                                          3.63%(2)            5.49%          5.30%(2)         3.22%(2)        (4.53)%(2)
Ratios/Supplemental Data
  Net assets, end of period
    (in thousands)                              $    1,145          $      999     $      794       $        1       $        1
  Ratio of expenses to average net assets:
    before reimbursement of
      expenses by advisor                             2.81%(1)            2.98%          2.72%(1)         3.56%(1)         3.73%(1)
    after reimbursement of
      expenses by advisor                             2.00%(1)            2.00%          2.00%(1)         2.75%(1)         2.75%(1)
  Ratio of net investment income (loss)
    to average net assets:
    before reimbursement of
      expenses by advisor                             0.31%(1)           (0.42)%        (0.85)%(1)       (0.44)%(1)       (1.17)%(1)
    after reimbursement of
      expenses by advisor                             1.12%(1)            0.56%         (0.13)%(1)        0.37%(1)        (0.19)%(1)
Portfolio Turnover Rate                                 98%                107%            25%              98%             107%

*   Commenced operations on April 2, 2003
**  Commenced operations on March 1, 2004
(1) Annualized
(2) Not Annualized

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION

The Penn Street Fund Inc. (the "Fund") was organized as a Maryland corporation on July 6, 1995. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund currently is authorized to issue one billion (1,000,000,000) shares of common stock, with a par value of $0.01 per share, and may classify multiple series. The Fund currently offers Class A and Class C of five series: the McGlinn Balanced Portfolio, the Penn Street Sector Rotational Portfolio (collectively the "Portfolios,"), the Baldwin Large-Cap Growth Portfolio, the Cumberland Taxable Income Portfolio and the Berkshire Advisors Select Equity Portfolio. Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distributions expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses to attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets. The investment objective of each Portfolio is set forth below.

The McGlinn Balanced Portfolio commenced investment operations under its current investment objective on April 30, 2004. The Portfolio seeks long-term capital growth with moderate income using a flexible asset allocation approach that normally includes approximately 60% domestic equity securities and 40% in domestic fixed income securities. From November 10, 1995 to April 4, 1999, the Portfolio operated under a different investment objective.

The Penn State Sector Rotational Portfolio commenced investment operations on August 30, 2000. The Portfolio seeks long-term capital appreciation by allocating the portfolio's assets among various market and industry sectors.

The Baldwin Large-Cap Growth Portfolio commenced investment operations on August 30, 2000. The Portfolio seeks to provide long-term capital growth by investing in the stocks of large capitalization (in excess of $10 billion) U.S. and foreign companies.

The Cumberland Taxable Income Portfolio commenced investment operations on August 30, 2000. The Portfolio seeks to maximize return by using a top-down investment style employing general economic overviews supplemented by input from traditional Wall Street and governmental sources.

The Berkshire Advisors Select Equity Portfolio commenced investment operations on April 2, 2003. The Portfolio seeks to maximize total investment return by investing in a focused portfolio of predominately large capitalization stocks (greater than $6 billion).

The price of each Portfolio's shares will fluctuate daily and there can be no assurance that the Portfolios will be successful in achieving their stated investment objectives.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2005
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America.

a) Security Valuation--Each Portfolio's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time (3:00 p.m. for securities of fixed income portfolios), on the day of valuation. Securities included in the NASDAQ National Market System are valued at the NASDAQ official closing price. Other securities traded in the over-the-counter market, and listed securities for which no sale was reported on that date, are valued at the most recent bid price. Other Assets and securities for which no quotations are readily available or for which the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost, which approximates fair market value. The Portfolios may value their held securities by using an independent pricing service.

b) Federal Income Taxes--No provision has been made for federal income taxes or personal holding company taxes since it is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

c) Investment Transactions--Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities are amortized/accreted to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

d) Distributions to Shareholders--Except for the Cumberland Taxable Income Portfolio and the McGlinn Balanced Portfolio, which currently declare dividends quarterly, each Portfolio generally declares dividends annually, payable in December, on a date selected by the Fund's Board of Directors. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. Each Portfolio may make a supplemental distribution subsequent to the end of its fiscal year ending October 31.

e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

f) Other--In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provided general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on the experience, the Fund expects the risk of loss to be remote.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2005
--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF INVESTMENTS

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended April 30, 2005:

Funds                                           Purchases          Sales
-----                                           ----------      ----------
McGlinn Balanced Portfolio                      $   95,530      $  214,390
Penn Street Sector Rotational Portfolio          4,370,734       3,652,375
Baldwin Large-Cap Growth Portfolio                 763,565         830,090
Cumberland Taxable Income Portfolio                334,060         374,276
Berkshire Advisors Select Equity Portfolio       1,289,991       1,181,267

4. INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS a) Investment Advisory Agreement--On February 15, 2005, the shareholders of each Portfolio approved an investment advisory agreement (the "Advisory Agreement") between the Fund and Penn Street Investment Advisors, Inc. ("PSIA," formerly Citco Mutual Fund Advisors, Inc.), a Delaware corporation. Prior to the shareholder meeting PSIA was controlled by CITCO (Quaker Holdings), Inc. ("CQH"). CQH also owns Citco Mutual Fund Services, Inc., the Fund's Administrator, which owns Citco Mutual Funds Distributors, the Fund's Distributor. On March 2, 2005, majority ownership (57%) of PSIA was transferred to RMH LLC, which is owned by G. Michael Mara, William R. Henry and Dr. Philip P. Ripepi. CQH retains a 38% ownership and John
G. Roman, President and CEO of PSIA, has a 5% ownership interest. The new Advisory Agreement runs until June 30, 2006, and thereafter for one-year periods, subject to renewal by the Fund's Board, including by a majority of the independent Directors. Under the Advisory Agreement, each Portfolio pays PSIA a monthly fee equal to an annual rate of 1.00%, 0.25%, 1.00%, 1.00%, and 1.00%, respectively for the McGlinn Balanced Portfolio, the Penn Street Sector Rotational Portfolio, the Baldwin Large-Cap Growth Portfolio, the Cumberland Taxable Income Portfolio, and the Berkshire Advisors Select Equity Portfolio, respectively. PSIA, through sub-advisers it retains, provides each Portfolio with a continuous investment program and selects brokers and dealers to effect securities transactions for the Portfolios. PSIA, with the approval of the Board of Directors and the shareholders of the applicable Portfolio(s), has selected sub-investment advisers to provide day-to-day investment management services.

b) Sub-Advisory Agreements--Also on February 15, 2005, the shareholders of each of the Portfolios approved new Sub-Advisory Agreements with each of the current sub-advisors. These new Sub-Advisory Agreements were also effective March 2, 2005 and were effective until June 30, 2005. At a meeting held June 14, 2005, these agreements were extended until March 31, 2006.

The McGlinn Balanced Portfolio's shareholders approved a Sub-Investment Advisory Agreement between McGlinn Capital Management, Inc. ("McGlinn"), PSIA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, PSIA pays McGlinn a monthly fee, paid by PSIA under the Advisory Agreement, equal to the annual rate of 0.60% of the Portfolio's average daily net assets.

The Cumberland Taxable Income Portfolio's shareholders approved a Sub-Investment Advisory Agreement between Cumberland Advisors, Inc. ("Cumberland"), PSIA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, PSIA pays Cumberland a monthly fee, taken out of the fee paid to PSIA under the Advisory Agreement, equal to the annual rate of 0.38% of the Portfolio's average daily net assets.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2005
--------------------------------------------------------------------------------

The Baldwin Large-Cap Growth Portfolio's shareholders approved a Sub-Investment Advisory Agreement between Baldwin Investment Management, LLC ("Baldwin"), PSIA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, PSIA pays Baldwin a monthly fee, taken out of the fee paid to PSIA under the Advisory Agreement, equal to the annual rate of 0.60% of the Portfolio's average daily net assets.

The Berkshire Advisors Select Equity Portfolio's shareholders approved a Sub-Investment Advisory Agreement between Berkshire Advisors, Inc. ("Berkshire"), PSIA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, PSIA pays Berkshire a monthly fee, taken out of the fee paid to PSIA under the Advisory Agreement, equal to the annual rate of 0.75% of the Portfolio's average daily net assets.

The Sector Rotational Portfolio's shareholders approved a Sub-Investment Advisory Agreement between Valley Forge Capital Advisors, Inc. ("Valley Forge Capital"), PSIA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, the Fund pays Valley Forge Capital a monthly fee equal to the annual rate of 0.75% of the Portfolio's average daily net assets.

c) Expense Control Agreements--PSIA, each sub-advisor and other service providers to the Portfolios have voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 1.75% of Class A shares and 2.50% of Class C shares of the McGlinn Balanced Portfolio, PSA Sector Rotational Portfolio, Baldwin Large-Cap Growth Portfolio and Cumberland Taxable Income Portfolio, and 2.00% of Class A shares and 2.75% of Class C shares of the Berkshire Advisors Select Equity Portfolio. Accordingly, for the period ended April 30, 2005, PSIA waived fees and/or reimbursed expenses of $7,558, $32,720, $11,103, $8,965, and $4,328 for the
McGlinn Balanced Portfolio, Penn Street Advisors Sector Rotational Portfolio, Baldwin Large-Cap Growth Portfolio, Cumberland Taxable Income Portfolio, and the Berkshire Advisors Select Equity Portfolio, respectively. These voluntary expense waivers and/or reimbursements may be terminated at any time without notice.

d) Administration Agreement--On September 1, 2001, the Fund's Board of Directors engaged Citco Mutual Fund Services, Inc. ("CMFS") as transfer and dividend disbursing agent, fund accounting agent and administrator to the Fund under a written agreement with the Fund of same date. The services include the administration of the Fund's business affairs, dividend disbursing agent, preparation of certain Fund records and documents, record keeping and accounting services. For its services to the Fund, CMFS is paid a fee based on the aggregate assets of all the Portfolios, on a declining scale as follows: 0.40% annually of average daily net assets on the first $100 million in Fund assets, 0.30% annually of average daily net assets above $100 million and up to $200 million in Fund assets, 0.25% annually of average daily net assets above $200 million and up to $300 million in Fund assets, 0.20% annually of average daily net assets above $300 million and up to $500 million in Fund assets, and 0.15% annually of average daily net assets above $500 million in Fund assets. The Administration agreement was effective for three years and then year to year thereafter. It is reviewed annually by the Board.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2005
--------------------------------------------------------------------------------

5. DISTRIBUTION PLANS

Citco Mutual Fund Distributors, Inc. ("CMFS")(the "Distributor") serves as each Portfolio's principal distributor pursuant to a Distribution Agreement. The Distributor is an affiliate of Penn Street Investment Advisors, Inc.

Class A - The Class A shares of each portfolio have adopted a Rule 12b-1 Distribution Plan (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each portfolio may make monthly payments at a maximum rate of 0.25% per annum of the average daily assets of each Portfolio's Class A shares for providing distribution and/or shareholder services. These services can include, but are not limited to promotion of the sale of each Portfolio's shares, preparation of advertising and promotional materials, payment of compensation to persons who have been instrumental in the sale of Portfolio shares, and for other services and materials, including the cost of printing Fund prospectuses, reports and advertising material provided to investors, payments to entities that provide personal service and account maintenance to accounts that hold shares of the respective Portfolios and to defray overhead expense of the Distributor incurred in connection with the promotion and sale of Fund shares.

Class C - The Class C shares of each portfolio have adopted a Rule 12b-1 Distribution Plan (the "Class C Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan provides that each portfolio may make monthly payments at a maximum rate of 0.75% per annum of the average daily assets of each Portfolio's Class C shares for providing distribution and/or shareholder services. These services can include, but are not limited to promotion of the sale of each Portfolio's shares, preparation of advertising and promotional materials, payment of compensation to persons who have been instrumental in the sale of Portfolio shares, and for other services and materials, including the cost of printing Fund prospectuses, reports and advertising material provided to investors, payments to entities that provide personal service and account maintenance to accounts that hold shares of the respective Portfolios and to defray overhead expense of the Distributor incurred in connection with the promotion and sale of Fund shares.

The Class C Plan also provides that each Portfolio will compensate the Distributor with a servicing fee at the rate of 0.25% per annum of the average net assets of each Portfolio's Class C shares. The servicing fee shall be used to pay, among other things, assisting in establishing and maintaining customer accounts and records, assisting with purchases and redemption requests, arranging for bank wires, monitoring divided payments from the Fund on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Fund to the customers receiving and answering correspondence and aiding in maintaining the investment of the Fund's Class C shareholders.

During the period ended April 30, 2005, CMFD received Class Plan A payments of $1,323, $9,416, $2,276, $2,085, and $1,343 in connection with the purchase of investment company shares by McGlinn Balanced Portfolio, Penn Street Advisors Sector Rotational Portfolio, Baldwin Large-Cap Growth Portfolio, Cumberland Taxable Income Portfolio, and the Berkshire Advisors Select Equity Portfolio, respectively.

During the period ended April 30, 2005, CMFD received Class Plan C payments of $5, $0, $5, $5, and $5 in connection with the purchase of investment company shares by McGlinn Balanced Portfolio, Penn Street Advisors Sector Rotational Portfolio, Baldwin Large-Cap Growth Portfolio, Cumberland Taxable Income Portfolio, and the Berkshire Advisors Select Equity Portfolio, respectively.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2005
--------------------------------------------------------------------------------

6. TAX MATTERS

Net Investment income (loss) and net realized gains (losses) may differ for financial statement and federal income tax purposes primarily due to investments, which may have a different basis for financial statement and federal income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that each Portfolio recorded the income or realized gains.

The tax character of distributions paid for the period ended April 30, 2005 and the fiscal year ended October 31, 2004 were as follows:

                                                          Ordinary       Long-Term         Total
                                                           Income      Capital Gains    Distributions
                                                          ---------    -------------    -------------
McGlinn Balanced Portfolio                 4/30/2005      $   4,037      $       --      $    4,037
                                           10/31/2004     $   6,241      $       --      $    6,241

Penn Street Sector Rotational Portfolio    4/30/2005      $      --      $  267,274      $  267,274
                                           10/31/2004     $      --      $       --      $       --

Cumberland Taxable Income Portfolio        4/30/2005      $  23,288      $       --      $   23,288
                                           10/31/2004     $  38,868      $       --      $   38,868

Berkshire Advisors Select Portfolio        4/30/2005      $  69,438      $   31,267      $  100,705
                                           10/31/2004     $   5,767      $       --      $    5,767

** The primary difference between book basis and tax basis, if any, is the treatment of short term capital gain distributions as ordinary income distributions for federal income tax purposes.

The tax character of distributable earnings at October 31, 2004 was as follows:

                                                         Undistributed       Unrealized        (Capital Loss          Total
                                                           Ordinary         Appreciation/     Carry forwards)/     Distributable
                                                            Income         (Depreciation)   Undistributed Gains      Earnings
                                                          -----------      --------------   -------------------    --------------
McGlinn Balanced Portfolio                                $       621       $    37,848        $  (760,031)         $  (721,562)
Penn Street Sector Rotational Portfolio                   $         0       $ 1,038,109        $   267,274          $ 1,305,383
Baldwin Large-Cap Growth Portfolio                        $         0       $   248,055        $  (276,510)         $   (28,455)
Cumberland Taxable Income Portfolio                       $         0       $    20,722        $    10,449          $    31,171
Berkshire Advisors Select Equity Portfolio                $    66,963       $   (23,423)       $    31,267          $    74,807

THE PENN STREET FUND, INC.
NOTES TO UNAUDITED FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2005
--------------------------------------------------------------------------------

The Portfolios' tax-basis capital gains and losses are determined only at the end of each fiscal year. As of October 31, 2004, the Portfolios had the following capital loss carryforwards for Federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

                         McGlinn                Baldwin
                         Balanced            Large-Cap Growth
Expires October 31,      Portfolio              Portfolio
                         --------                --------
     2006                $594,189                $     --
     2007                $ 31,488                $     --
     2008                $ 83,920                $     --
     2009                $     --                $  9,129
     2010                $ 50,434                $177,895
     2011                $     --                $ 89,486
                         --------                --------
                         $760,031                $276,510
                         ========                ========

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2005
--------------------------------------------------------------------------------

7. FUND SHARE TRANSACTIONS

The following table summarizes the activity in shares of each Fund:

                                                                        McGlinn Balanced Portfolio
                                                                        --------------------------
                                                               Class A                                Class C
                                                    -----------------------------           -----------------------------
                                                      Shares             Value                Shares             Value
                                                    ----------         ----------           ----------         ----------
For the Period Ended April 30, 2005:
  Sold                                                     802         $    11,303                  --         $       --
  Reinvested                                               176               2,482                  --                 --
  Redeemed                                              (6,982)            (98,591)                 --                 --
                                                    ----------         -----------          ----------         ----------
                                                        (6,004)        $   (84,806)                 --         $       --
                                                    ==========         ===========          ==========         ==========

For the Fiscal Year Ended October 31, 2004:
  Sold                                                   4,066         $    55,231                  71         $    1,000
  Reinvested                                               297               4,028                  --                 --
  Redeemed                                             (12,636)           (171,749)                 --                 --
                                                    ----------         -----------          ----------         ----------
                                                        (8,273)        $  (112,490)                 71         $    1,000
                                                    ==========         ===========          ==========         ==========

                                                                 Penn Street Sector Rotational Portfolio
                                                                 ---------------------------------------
                                                               Class A                                Class C
                                                    -----------------------------           -----------------------------
                                                      Shares             Value                Shares             Value
                                                    ----------         ----------           ----------         ----------
For the Period Ended April 30, 2005:
  Sold                                                 135,012         $ 2,136,342                  --         $       --
  Reinvested                                            16,746             267,271                   1                  4
  Redeemed                                             (36,896)           (600,838)                 --                 --
                                                    ----------         -----------          ----------         ----------
                                                       114,862         $ 1,802,775                   1         $        4
                                                    ==========         ===========          ==========         ==========
For the Fiscal Year Ended October 31, 2004:
  Sold                                                 201,638         $ 2,850,587                   7         $      100
  Reinvested                                                --                  --                  --                 --
  Redeemed                                             (96,398)         (1,411,471)                 --                 --
                                                    ----------         -----------          ----------         ----------
                                                       105,240         $ 1,439,116                   7         $      100
                                                    ==========         ===========          ==========         ==========

    The accompanying notes are an integral part of the financial statements

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2005
--------------------------------------------------------------------------------

                                                                Baldwin Large-Cap Growth Portfolio
                                                                ----------------------------------
                                                              Class A                            Class C
                                                   -----------------------------       ---------------------------
                                                     Shares             Value            Shares            Value
                                                   ----------         ----------       ----------        ---------
For the Period Ended April 30, 2005:
  Sold                                                    284         $   2,903                --        $      --
  Reinvested                                               --                --                --               --
  Redeemed                                                 --                --                --               --
                                                   ----------         ---------        ----------        ---------
                                                          284         $   2,903                --        $      --
                                                   ==========         =========        ==========        =========

For the Fiscal Year Ended October 31, 2004:
  Sold                                                  5,523         $  54,199                99        $   1,000
  Reinvested                                               --                --                --               --
  Redeemed                                            (26,872)         (261,729)               --               --
                                                   ----------         ---------        ----------        ---------
                                                      (21,349)        $(207,530)               99        $   1,000
                                                   ==========         =========        ==========        =========

                                                                Cumberland Taxable Income Portfolio
                                                                -----------------------------------
                                                              Class A                            Class C
                                                   -----------------------------       ---------------------------
                                                     Shares             Value            Shares            Value
                                                   ----------         ----------       ----------        ---------
For the Period Ended April 30, 2005:
  Sold                                                    425         $   5,500                --        $      --
  Reinvested                                            1,527            19,796                 1               12
  Redeemed                                            (23,218)         (303,748)               --               --
                                                   ----------         ---------        ----------        ---------
                                                      (21,266)        $(278,452)                1        $      12
                                                   ==========         =========        ==========        =========

For the Fiscal Year Ended October 31, 2004:
  Sold                                                  8,128         $ 106,511                76        $   1,000
  Reinvested                                            2,734            35,712                 1                9
  Redeemed                                            (59,208)         (773,043)               --               --
                                                   ----------         ---------        ----------        ---------
                                                      (48,346)        $(630,820)               77        $   1,009
                                                   ==========         =========        ==========        =========

    The accompanying notes are an integral part of the financial statements

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2005
--------------------------------------------------------------------------------

                                                             Berkshire Advisors Select Equity Portfolio
                                                             ------------------------------------------
                                                              Class A                            Class C
                                                   ---------------------------        ---------------------------
                                                     Shares            Value            Shares            Value
                                                   ---------         ---------        ----------        ---------
For the Period Ended April 30, 2005:
  Sold                                                13,241         $ 141,439                --        $      --
  Reinvested                                           6,936            75,325                 9               95
  Redeemed                                              (561)           (6,275)               --               --
                                                   ---------         ---------        ----------        ---------
                                                      19,616         $ 210,489                 9        $      95
                                                   =========         =========        ==========        =========

For the Fiscal Year Ended October 31, 2004:
  Sold                                                14,627         $ 159,720                87        $   1,000
  Reinvested                                             520             5,766                --               --
  Redeemed                                                --                --                --               --
                                                   ---------         ---------        ----------        ---------
                                                      15,147         $ 165,486                87        $   1,000
                                                   =========         =========        ==========        =========

8. OTHER TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Funds are also officers and/or directors of Citco Mutual Fund Services, Inc., the Fund's administrator, Penn Street Investment Advisors, Inc., the Fund's Investment Advisor, and Citco Mutual Fund Distributors, Inc., the Fund's Principal Underwriter.

The Chairman of the Fund is also President & CEO of Quaker Securities, Inc. ("QSI"), a broker/dealer firm. For the period ended April 30, 2005, the Fund paid brokerage commissions to QSI for portfolio transactions on behalf of the Fund in the amount of $0, $7,782, $914, $0, and $13 for the McGlinn Balanced Portfolio, Penn Street Sector Rotational Portfolio, Baldwin Large Cap Growth Portfolio, Cumberland Taxable Income Portfolio, and Berkshire Advisors Select Equity Portfolio, respectively.

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FUNDS DIRECTORS AND OFFICERS (Unaudited)
April 30, 2005
--------------------------------------------------------------------------------

The directors and officers of the Fund are listed below. Directors and Officers serve an indefinite term of office.

                        Position(s)    Term of Office                                          Number of       Other
Name, Address &         Held with      & Length of         Principal Occupation(s)             Portfolios      Directorships
Date of Birth           the Fund       Time Served         During Past 5 Years                 Overseen        Held
------------------------------------------------------------------------------------------------------------------------------------
Mr. John A. Lukan       Interested     Mr. Lukan has       President & CEO of Citco              Five          Director of Citco
83 General Warren       Director,      been a Director     Mutual Fund Services, Inc.,                         Mutual Fund
 Boulevard, Suite 200   Chairman       since April 2003.   Citco Mutual Fund Advisors,                         Services, Inc., Citco
Malvern, PA 19355                                          Inc. and Citco Mutual Fund                          Mutual Fund
                                                           Distributors, Inc. since June 1,                    Advisors, Inc. and
Date of Birth                                              2003. Also President & CEO                          Citco Mutual Fund
(02-15-1963)(1)                                            of Quaker Securities, Inc., a                       Distributors, Inc.
                                                           broker/dealer firm, since May                       Director, Quaker
                                                           1999. Managing Director,                            Securities, Inc.
                                                           Citco Curacao, from Novem-                          Director, Citco
                                                           ber 1993 to May 1999. BSc                           (Quaker Holdings),
                                                           from St. Mary's University in                       Inc.
                                                           1985. MBA, St. Mary's Uni-
                                                           versity in 1987. Canadian
                                                           Chartered Accountant, 1991.
                                                           Chartered Financial Analyst,
                                                           1999.
------------------------------------------------------------------------------------------------------------------------------------
Mr. James R. Brinton    Independent    Mr. Brinton has     Principal and Senior                  Five         Independent Trustee
123 West Lancaster      Director       been a Director     Insurance Broker for Robert                        of The Quaker
 Avenue                                since May 2002.     J. McAllister Agency, Inc.,                        Investment Trust,
Wayne, PA 19087                                            123 West Lancaster Avenue,                         an open-end
                                                           Wayne, PA 19087, a                                 management
                                                           commercial insurance                               investment
Date of Birth                                              brokerage firm, since                              company.
(07-03-1954)                                               1979. BA in business from
                                                           Marietta College; licensed as
                                                           a property and casualty
                                                           broker and life, accident and
                                                           health agent.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Lukan is considered an "interested person" of the Fund because he is an executive officer and director of Citco Mutual Fund Services, Inc., the Fund's Administrator, Citco Mutual Fund Advisors, the Fund's Investment Advisor, and Citco Mutual Fund Distributors, Inc., the Fund's Principal Underwriter (the "Citco Mutual Group"). Mr. Lukan is also an executive officer of Quaker Securities, Inc., a broker/dealer firm that shares common ownership and directorships with The Citco Mutual Group.

THE PENN STREET FUND, INC.
FUNDS DIRECTORS AND OFFICERS (Unaudited) (Continued)
April 30, 2005
--------------------------------------------------------------------------------

                        Position(s)    Term of Office                                          Number of       Other
Name, Address &         Held with      & Length of         Principal Occupation(s)             Portfolios      Directorships
Date of Birth           the Fund       Time Served         During Past 5 Years                 Overseen        Held
------------------------------------------------------------------------------------------------------------------------------------
Mr. Richard W. Stevens  Independent    Mr. Stevens has      Principal with Hirtle               Five            None
Five Tower Bridge,      Director       been a Director      Callaghan & Co., an invest-
 Suite 500                             since May 2002.      ment advisory firm, since
300 Barr Harbor Drive                                       2001. Principal with the
West Conshohocken, PA                                       Vanguard Group, High Net
19428                                                       Worth Services Group, from
                                                            1995 to 2001. Partner with
                                                            Price Waterhouse and had
Date of Birth                                               his own law practice. B.A.
(09-18-1956)                                                in economics from
                                                            Lafayette College, Juris
                                                            Doctorate from Rutgers
                                                            University School of Law,
                                                            and L.L.M. (Masters in
                                                            Taxation) from Villanova
                                                            School of Law.
------------------------------------------------------------------------------------------------------------------------------------
Mr. C. Garrett Williams Independent    Mr. Williams has     Chief Operating Officer,            Five            None
DG Capital Management   Director       been a Director      DG Capital Management,
101 Arch Street                        since May 2002.      Inc., Boston, MA, an invest-
 Suite 650                                                  ment advisory firm, since
Boston, MA 02110                                            2001. Senior Vice Presi-
                                                            dent-Client Services,
                                                            Fidelity Management Trust
Date of Birth                                               Company, Boston, MA,
(03-24-1953)                                                from 1997 to 2001. Over 25
                                                            years investment industry
                                                            experience. BA degree in
                                                            Economics from Gettysburg
                                                            College, Gettysburg, PA.
------------------------------------------------------------------------------------------------------------------------------------
Mr. Edmund B. Pyle,     Independent    Mr. Pyle has         Partner in the law firm of          Five            None
  III, Esq.             Director       been a Director      Pyle and Mocha since Janu-
340 Jug Hollow Road                    since May 2002.      ary 1989. Temple University
Phoenixville, PA                                            School of Law, Juris Doc-
19460                                                       torate, 1986. Rensselaer
                                                            Polytechnic Institute, com-
Date of Birth                                               pleted PhD coursework,
(03-18-1940)                                                1969. University of Arizona, MS
                                                            in mechanical engineering, 1964.
                                                            Worcester Polytechnic Institute,
                                                            BS, 1962.
------------------------------------------------------------------------------------------------------------------------------------

THE PENN STREET FUND, INC.
FUNDS DIRECTORS AND OFFICERS (Unaudited) (Continued)
April 30, 2005
--------------------------------------------------------------------------------

                        Position(s)    Term of Office                                          Number of       Other
Name, Address &         Held with      & Length of         Principal Occupation(s)             Portfolios      Directorships
Date of Birth           the Fund       Time Served         During Past 5 Years                 Overseen        Held
------------------------------------------------------------------------------------------------------------------------------------
Mr. G. Michael Mara     President      Mr. Mara has         Previously principal, Vanguard      Five            Independent
15 Springhill Lane                     served as            Fiduciary Trust Company, The                        Trustee of
Phoenixville, PA 19460                 President of the     Vanguard Group, Valley Forge, PA,                   The Quaker
                                       Fund since 2000.     from 1997 to 1999. District Man-                    Investment
Date of Birth                                               ager and Senior Vice President,                     Trust, an
(05-05-55)                                                  Merrill Lynch Trust Company,                        open-end
                                                            1995 to 1997. Served in various                     registered
                                                            increasingly responsible roles                      investment
                                                            within Merrill Lynch from 1986 to                   company.
                                                            1997. Mr. Mara also served in the
                                                            U.S. Army Intelligence and Secu-
                                                            rity Command in Augsburg, Ger-
                                                            many from 1976-1980. Mr. Mara
                                                            holds an MBA in management from
                                                            The American University,
                                                            Washington, DC and a BA in Busi-
                                                            ness Communications from Emer-
                                                            son College, Boston, MA.
------------------------------------------------------------------------------------------------------------------------------------
Mr. Paul Giorgio        Treasurer      Mr. Giorgio          Chief Financial Officer, Citco      Five            None
83 General Warren       and Chief      has served as        Mutual Fund Services, Inc., since
 Boulevard, Suite 200   Accounting     Treasurer to the     May 2001. Chief Financial Officer,
Malvern, PA 19355       Officer        Fund since           Quaker Securities, Inc., from
                                       May 2002.            2000-2001. Chief Financial Offi-
Date of Birth                                               cer, Declaration Service Company,
(12-13-1963)                                                from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

THE PENN STREET FUND, INC.
OTHER MATTERS (Unaudited)
April 30, 2005
--------------------------------------------------------------------------------

Board Considerations in Selecting the Investment Advisor and Sub-Advisors

Penn Street Investment Advisors, Inc. ("PSIA")--PSIA serves as Master Investment Advisor to each Portfolio under a "manager of managers" arrangement. The Board of Directors originally approved such arrangement in 2001. The shareholders of each Portfolio approved a new Master Investment Advisory Agreement as well as sub-advisory agreements with each of the Fund's sub-advisors at a meeting held for such purpose on February 15, 2005. Whenever a new Portfolio is added to the Penn Street Fund family, the Board re-considers the engagement of PSIA to serve as Master Investment Adviser.

As a change in control of PSIA was being proposed and there had been changes of control with respect to Cumberland Advisors, Inc. and McGlinn Capital Management, Inc. the Board discussed approval of these agreements at four meetings and two telephone calls and met with independent counsel prior to submission to shareholders. The Master Investment Advisory Agreement and the sub-advisory agreements were effective March 2, 2005. The Master Agreement runs until June 30, 2006. The sub-advisory agreements were to run until June 30, 2005 and were extended until March 31, 2006 at a meeting of the Board held June 14, 2005.

In approving the investment advisory agreement between the Portfolios and PSIA, the Board considered a number of factors which it considered material to the Agreement. Among those factors was the fact that PSIA currently served as investment adviser to each of the Company's existing Portfolios under a "manager of managers" arrangement, and that PSIA would provide the same supervision, regulatory compliance services, portfolio oversight services, and reporting functions as it currently provided to each existing Portfolio. The Board considered the fact that Mr. Michael Mara and Mr. John Roman were becoming direct shareholders of PSIA as a positive factor. The Board believed that the services of PSIA to the separate Portfolios had increased with the addition of Mr. Roman. The Board examined the fees to be paid to PSIA and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar funds offering similar services. More important in the Board's view was the substantial fee waivers and expense reimbursements by PSIA in the past, and their continued commitment to such waivers in the future.

The Board noted that PSIA's exclusive function was to serve as investment adviser to the Fund's Portfolios, so other than the fees received for such services, there were no other fall-out benefits or ancillary benefits that would accrue to other PSIA clients. Because PSIA served as a manager of managers, there was no concern about soft dollar arrangements or interested party transactions between the Portfolio and PSIA. Because PSIA is an affiliate of the Fund's transfer agent, CMFS, the Board was assured that PSIA would have adequate access to the books, records and transactions of the Fund to properly perform its duties. The continued services of CMFS and CMFD, and the continued relationship between them and PSIA, was also considered very important by the Board.

Lastly, the Board concluded that the staff and senior management of PSIA were experienced industry professionals who would perform their functions in a capable manner, and who had demonstrated their commitment to the Fund by their past actions. The Board noted that Mr. Mara, the principal owner of PSIA, was the investment manager for the Sector Rotational Portfolio, the largest series of the Fund and the one with the best performance record. In addition, PSIA had committed to the Board that it would increase its monitoring and communications with each sub-advisor to assist them as much as possible in increasing the size and performance of each Portfolio. The Board did not assign any relative value to the factors it considered. Instead, it considered all such factors, taken as a whole.

THE PENN STREET FUND, INC.
OTHER MATTERS (Unaudited) (Continued)
April 30, 2005
--------------------------------------------------------------------------------

Berkshire Advisors, Inc.--In approving the sub-advisory agreement between the Berkshire Advisors Select Equity Portfolio, PSIA and Berkshire Advisors, Inc., the Board considered a number of factors which it considered material to the Agreement. Among those factors was the proposed management style of Berkshire and its fit into the Portfolio's investment objective and principal investment strategies. The Board examined the fees to be paid to Berkshire by PSIA and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar funds offering similar services. The Board also noted favorably that Berkshire had waived significant fees. The Board noted with approval that Berkshire was not involved in any soft dollar arrangements and had no present plans to become so involved. The Board noted that the performance of the Portfolio was lagging that of similar funds and comparable indices. The Portfolio was still very small, however, and the Board determined to give Berkshire more time to see if the size and performance could improve. The Board noted with approval the commitment of PSIA to monitor and assist Berkshire in improving the performance of the Portfolio.

Valley Forge Capital Advisors, Inc. ("VFCA")--In approving the sub-advisory agreement between the PSA Sector Rotational Portfolio, PSIA and VFCA, the Board considered a number of factors which it considered material to the Agreement. The Board noted with approval that PSIA was recommending VFCA be retained as a sub-adviser. The Board, in its deliberations, noted that Mr. Mara, President of VFCA, had been a long standing portfolio manager for the Portfolio, had performed well, and wished to continue to provide services to the Portfolio as the sub-adviser. The Board noted with further approval that the management by VFCA had resulted in continued above-average performance of the Portfolio, as compared to its benchmark and its peer group. The Board was cognizant of the advantages of maintaining a continuity of investment expertise for the Portfolio. The Board also reviewed the finances of VFCA, its management structure and Board composition, and determined that VFCA was likely to have the resources to enable it to effectively serve as sub-adviser to the Portfolio. For those reasons, the Board decided to approve VFCA's engagement as sub-adviser to the Fund and to recommend VFCA to the shareholders for approval.

Cumberland Advisors, Inc. ("Cumberland")--In approving the sub-advisory agreement between the Company, PSIA and Cumberland for the Cumberland Taxable Income Portfolio, the Board considered a number of factors which it considered material to the Agreement. Among those factors was the proposed management style of Cumberland and its fit into the Portfolio's investment objective and principal investment strategies. The Board examined the fees to be paid to Cumberland by PSIA and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar funds offering similar services. The Board noted that Cumberland had a long history of operations and investment management, and the firm was profitably engaged. The Board noted with approval that Cumberland was not involved in any soft dollar arrangements and had no present plans to become so involved. The Board concluded that the staff and senior management of Cumberland were experienced industry professionals that would perform their functions in a capable manner. The Board noted that the Portfolio was not performing as well as comparable funds or applicable benchmarks. The Board recognized that the Portfolio was still very small, and that market interest rates were rising, making it difficult for a new fund to achieve superior performance. The Board determined that Cumberland should be granted additional time to continue its efforts to improve the performance and size of the portfolio. The Board noted with approval the commitment of PSIA to both monitor and assist Cumberland to help it improve the performance of the Portfolio.

THE PENN STREET FUND, INC.
OTHER MATTERS (Unaudited) (Continued)
April 30, 2005
--------------------------------------------------------------------------------

Baldwin Investment Management, LLC In approving the sub-advisory agreement between the Company, PSIA and Baldwin for the Baldwin Large Cap Portfolio, the Board considered a number of factors which it considered material to the Agreement. Among those factors was the proposed management style of Baldwin and its fit into the Portfolio's investment objective and principal investment strategies. The Board examined the fees to be paid to Baldwin by PSIA and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar funds offering similar services. The Board noted that Baldwin had a long history of operations and investment management, and the firm was profitably engaged. The Board noted with approval that Bald-win was not involved in any soft dollar arrangements and had no present plans to become so involved. The Board concluded that the staff and senior management of Baldwin were experienced industry professionals that would perform their functions in a capable manner. The Board noted that the Portfolio was not performing as well as comparable funds or applicable benchmarks. The Board recognized that the Portfolio was still very small, making it difficult for a new fund to achieve superior performance. The Board determined that Baldwin should be granted additional time to continue its efforts to improve the performance and size of the portfolio. The Board noted with approval the commitment of PSIA to both monitor and assist Baldwin to help it improve the performance of the Portfolio.

McGlinn Capital Management, Inc. In approving the sub-advisory agreement between the Company, PSIA and McGlinn for the McGlinn Balanced Portfolio, the Board considered a number of factors which it considered material to the Agreement. Among those factors was the proposed management style of McGlinn and its fit into the Portfolio's investment objective and principal investment strategies. The Board examined the fees to be paid to McGlinn by PSIA and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar funds offering similar services. The Board noted that McGlinn had a long history of operations and investment management, and the firm was profitably engaged. The Board noted with approval that McGlinn was not involved in any soft dollar arrangements and had no present plans to become so involved. The Board concluded that the staff and senior management of McGlinn were experienced industry professionals that would perform their functions in a capable manner. The Board also reviewed the finances of McGlinn and determined that McGlinn was likely to have the resources to enable it to serve as sub-advisor. The Board noted that the Portfolio was not performing as well as comparable funds or applicable benchmarks. The Board recognized that the Portfolio was still relatively small, and that market interest rates were rising, making it difficult for a new fund to achieve superior performance. The Board determined that McGlinn should be granted additional time to continue its efforts to improve the performance and size of the portfolio. The Board took notice of the commitment by PSIA to work with McGlinn to assist them as much as possible.

Portfolio Proxy Voting Policies and Procedures

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio's vote proxies related to securities ("portfolio proxies") held by the Portfolios. A description of the Company's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company's toll-free at 866-207-5175 and (ii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's most recent Form N-PX is available (i) without charge, upon request, by calling the Fund toll-free at 866-207-5175 and (ii) on the SEC's website at www.sec.gov.

THE PENN STREET FUND, INC.
OTHER MATTERS (Unaudited) (Continued)
April 30, 2005
--------------------------------------------------------------------------------

The SEC requires that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Penn Street Funds this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Penn Street Funds' Forms N-Q will be available on the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Penn Street Fund, Inc.
83 General Warren Boulevard
Suite 200
Malvern, Pennsylvania 19355
toll free: 866-207-5175

ITEM 2. CODE OF ETHICS.

Not Applicable at this time

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable at this time

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable at this time

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of June 30, 2005 registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission. There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)   File the exhibits below as part of this form

      INSERT CERTIFICATIONS


                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Penn Street Funds Inc.


By /s/ G. Michael Mara                   PRESIDENT
  -------------------------------
   G. Michael Mara

Date 07/8/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By G. Michael Mara


/s/ G. Michael Mara                      PRESIDENT
--------------------------------

Date    07/8/2005


By Paul L. Giorgio

/s/ Paul L. Giorgio                      TREASURER
--------------------------------


Date    07/8/2005

* Print the name and title of each signing officer under his or her signature.